UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3174
                                   --------

                         Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
        (Address of principal executive offices)          (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 362-8000
                                                    --------------

Date of fiscal year end:   6/30/06
                           -------

Date of reporting period:  6/30/06
                           -------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Touchstone Florida Tax-Free Money Market Fund Touchstone Ohio Insured Tax-Free Fund Touchstone Ohio Tax-Free Money Market Fund Touchstone Tax-Free Money Market Fund Touchstone Florida Tax-Free Money Market Fund Touchstone Ohio Insured Tax-Free Fund Touchstone Ohio Tax-Free Money Market Fund Touchstone Tax-Free Money Market Fund Touchstone Florida Tax-Free Money Market Fund Touchstone Ohio Insured Tax-Free Fund Touchstone Ohio Tax-Free Money Market Fund Touchstone Tax-Free Money Market Fund Touchstone Florida Tax-Free Money Market Fund Touchstone Ohio Insured Tax-Free Fund Touchstone Ohio Tax-Free Money Market Fund




                                                                   June 30, 2006
--------------------------------------------------------------------------------

[LOGO TOUCHSTONE INVESTMENTS]



--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------



Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Insured Tax-Free Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund







     Research     o     Design     o     Select     o     Monitor

TABLE OF CONTENTS
===============================================================================-

                                                                            Page
--------------------------------------------------------------------------------
Letter from the President                                                      3
--------------------------------------------------------------------------------
Management's Discussion of Fund Performance (Unaudited)                      4-5
--------------------------------------------------------------------------------
Tabular Presentation of Portfolio of Investments (Unaudited)                   6
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         7-9
--------------------------------------------------------------------------------
Statements of Operations                                                   10-11
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        12-14
--------------------------------------------------------------------------------
Financial Highlights                                                       15-21
--------------------------------------------------------------------------------
Notes to Financial Statements                                              22-29
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
    Florida Tax-Free Money Market Fund                                     30-31
--------------------------------------------------------------------------------
    Ohio Insured Tax-Free Fund                                             32-33
--------------------------------------------------------------------------------
    Ohio Tax-Free Money Market Fund                                        34-36
--------------------------------------------------------------------------------
    Tax-Free Money Market Fund                                             37-39
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            40
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                       41
--------------------------------------------------------------------------------
Portfolio Composition (Unaudited)                                             42
--------------------------------------------------------------------------------
Other Items (Unaudited)                                                    43-44
--------------------------------------------------------------------------------
Management of the Trust (Unaudited)                                        45-47
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT
================================================================================

Dear Fellow Shareholder:

We are pleased to provide you with the Touchstone Tax-Free Trust Annual Report. Inside you will find key financial information for the twelve months ended June 30, 2006.

Financial market volatility has spiked recently following an extended period of calm. After surging to a five year high in early May, the U.S. stock market reversed course and subsequently plummeted by 6%-8% over a four week stretch, while international and emerging equity markets declined even more.

The catalyst behind these moves has been a shift in investor expectations about U.S. monetary policy. Higher oil prices coupled with a Federal Reserve that remained focused on raising interest rates to help eradicate inflationary pressures caused U.S. Treasury rates to rise. As a result of Fed action, the Federal Funds rate rose eight times during the 12-month period and seventeen times since June 2004 to 5.25%; each increase was made in 0.25% increments.

The market followed the Fed and pushed rates higher across the yield curve, especially in short-term maturities, while longer issues reflect the possibility of slower growth in the future. A new theme also emerged, as investors became more risk averse and shifted dollars into higher quality holdings. At the same time, long-term Treasury bond yields edged higher and are now in the vicinity of 5.3%.

Despite rising interest rates, the outlook for the economy is positive as the GDP remains in a moderate range with no clear indication of deceleration and corporate earnings have thus far surpassed analysts' expectations. The main focus moving forward is how the Federal Reserve will react; this could be a key determinant of stock prices and interest rates. We do believe, however, that the municipal sector continues to offer attractive investment opportunities for tax-conscious investors. At the end of the period, high-quality long-term municipal bond yields were close to 90% of yields of U.S. Treasury bonds. For tax conscious investors, tax-free bond funds and tax-free money market funds may help provide liquidity and stability to your investment portfolio.

As always, we suggest maintaining a long-term approach to gain the full potential benefits of investing. Mutual funds and money market funds can provide the diversification that can help keep your financial plan on course.

On behalf of my colleagues at Touchstone Investments, I thank you for the opportunity to assist with your investments and appreciate the trust you've placed in us. We look forward to serving your investment needs in the future. Please visit our Web site, www.touchstoneinvestments.com, for more information.

Best Regards,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Tax-Free Trust

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
(UNAUDITED)
================================================================================

MARKET OVERVIEW

The U.S. economy continued to perform quite well for the one-year period ended June 30, 2006. With the exception of the fourth quarter of 2005, which was negatively impacted by Hurricanes Katrina and Rita, the economy grew by over 3.5% and job growth averaged over 150,000 new jobs per month. On the negative side, the price of oil and other commodities showed sharp increases and along with higher wages contributed to a gradual rise in the rate of inflation. In response to economic strength and rising inflationary pressures the Federal Reserve continued tightening monetary policy. Over the course of the fiscal year the Federal Reserve raised the federal funds target rate from 3.25% to 5.25%. Yields in the Treasury market rose accordingly with short maturities increasing in yield by a greater amount than longer-term maturities.

Aided by a sharp reduction in the amount of new issue supply in the second half of the fiscal year, the municipal bond market outperformed most other fixed income sectors for the 12-month period ended June 30, 2006. However, at the beginning of the year, municipals bonds were trading at extremely attractive levels. Low interest rates induced municipalities to refinance or issue new debt resulting in a record amount of new issue volume. The abundance of bonds impacted valuations and municipal bonds traded very "cheap" on a relative value basis as high quality 30-year municipal bonds traded at yields that exceeded 30-year Treasury Bonds. As we moved into 2006, interest rates increased more dramatically, making refinancing opportunities less attractive and new issue volume slowed. Strong investor demand coupled with reduced supply caused municipal bonds to trade much better, helping the sector to outperform most other taxable bonds. By the end of the fiscal year, yields on 30-year municipal bonds traded at levels equal to 90% of comparable Treasury Bonds, an improvement of about 60 basis points. Overall, this dramatic change in valuation left the municipal market much less attractive on a relative value basis compared to other fixed income sectors. For investors in higher tax brackets, investing in municipal bonds continues to be attractive, as compared to investing in taxable bonds.

Looking ahead, economic growth appears to be moderating. However, the Federal Reserve is concerned with mounting inflation pressures and is likely to raise interest rates perhaps one or two additional times to ensure that inflation remains tame. This may put pressure on longer maturity bond yields in the near term however as the market gains confidence that the Fed will slow the economy and keep inflation low, yields are likely to decline.

TOUCHSTONE OHIO INSURED TAX-FREE FUND

The total return of the Touchstone Ohio Insured Tax Free Fund was -0.25% for the twelve months ended June 30, 2006. The total return of the Lehman Brothers Municipal Bond Index was 0.89% for the same period.

We maintained a consistent strategy of buying high quality, insured Ohio municipal bonds in the 20-year maturity range. We believe that this strategy provides the Fund with an attractive combination of tax-free yield and total return. Over the past year, this strategy did not perform as well, as lower-quality bonds benefited from tightening credit spreads and bonds in the longest maturity range (30-years) performed the best. In addition, during the lower interest rate environment that occurred in the first half of the year, the Fund had a number of bonds that were prerefunded. This is the process whereby a municipality refinances its debt and effectively shortens the maturity of its bonds. This further reduced the effective duration of the Fund and negatively impacted performance as shorter-term maturities under performed compared to long maturities.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
(UNAUDITED)
================================================================================

We believe that the Fed may raise interest rates at least one additional time this year. However, we do not expect a dramatic rise in longer-term yields and expect that the curve will begin to steepen with longer-term rates declining over the next year. We will maintain our strategy of buying high quality, insured Ohio municipal bonds in the 20-year maturity range.



            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                IN THE OHIO INSURED TAX-FREE FUND - CLASS A* AND
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
--------------------------------------------------------------------------------
                           OHIO INSURED TAX-FREE FUND
                         AVERAGE ANNUAL TOTAL RETURNS**

                                       1 Year          5 Years        10 Years
             Class A                   (4.96)%            3.14%           4.31%
             Class C                   (1.00)%            3.38%           4.06%
--------------------------------------------------------------------------------

                               OHIO INSURED        LEHMAN BROTHERS
                              TAX-FREE FUND-          MUNICIPAL
                   DATE         CLASS A              BOND INDEX
               ---------------------------------------------------
                 06/30/96         9,525                10,000
                 09/30/96         9,751                10,229
                 12/31/96         9,990                10,490
                 03/31/97         9,908                10,465
                 06/30/97        10,226                10,825
                 09/30/97        10,474                11,152
                 12/31/97        10,710                11,454
                 03/31/98        10,805                11,586
                 06/30/98        10,946                11,763
                 09/30/98        11,282                12,123
                 12/31/98        11,307                12,196
                 03/31/99        11,358                12,304
                 06/30/99        11,144                12,087
                 09/30/99        11,043                12,039
                 12/31/99        10,956                11,946
                 03/31/00        11,313                12,295
                 06/30/00        11,437                12,480
                 09/30/00        11,657                12,782
                 12/31/01        12,227                13,341
                 03/31/01        12,419                13,637
                 06/30/01        12,452                13,726
                 09/30/01        12,708                14,112
                 12/31/01        12,604                14,026
                 03/31/02        12,678                14,158
                 06/30/02        13,093                14,676
                 09/30/02        13,797                15,373
                 12/31/02        13,746                15,373
                 03/31/03        13,870                15,557
                 06/30/03        14,196                15,959
                 09/30/03        14,160                15,971
                 12/31/03        14,385                16,190
                 03/31/04        14,611                16,470
                 06/30/04        14,201                16,080
                 09/30/04        14,766                16,705
                 12/31/04        14,937                16,914
                 03/31/05        14,834                16,909
                 06/30/05        15,290                17,405
                 09/30/05        15,222                17,382
                 12/31/05        15,311                17,509
                 03/31/06        15,288                17,553
                 06/30/06        15,254                17,558


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

** Returns shown above are adjusted for maximum applicable sales charge.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TABULAR PRESENTATION OF PORTFOLIOS OF INVESTMENTS
(UNAUDITED)
================================================================================

The illustrations below provide each Fund's Sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.
                               AS OF JUNE 30, 2006
--------------------------------------------------------------------------------

                           TOUCHSTONE FLORIDA TAX-FREE
                                MONEY MARKET FUND

CREDIT QUALITY                                       (% OF TOTAL INVESTMENTS)
A-1 / P-1 / AAA                                                          92.8
FW1*                                                                      7.2
                                                                       ------
TOTAL                                                                   100.0
                                                                       ------

PORTFOLIO ALLOCATION                                 (% OF TOTAL INVESTMENTS)
Variable Rate Demand Notes                                               81.7
General Obligations                                                       7.9
Fixed Rate Revenue                                                        5.7
Adjustable Rate Put Bonds                                                 4.7
                                                                       ------
TOTAL                                                                   100.0
                                                                       ------

--------------------------------------------------------------------------------

                            TOUCHSTONE OHIO TAX-FREE
                               MONEY MARKET FUND

CREDIT QUALITY                                       (% OF TOTAL INVESTMENTS)
A-1 / P-1 / AAA                                                          78.8
FW1*                                                                     21.2
                                                                       ------
TOTAL                                                                   100.0
                                                                       ------

PORTFOLIO ALLOCATION                                 (% OF TOTAL INVESTMENTS)
Variable Rate Demand Notes                                               75.1
General Obligations                                                      15.1
Fixed Rate Revenue                                                        6.8
Adjustable Rate Put Bonds                                                 3.0
                                                                       ------
TOTAL                                                                   100.0
                                                                       ------

--------------------------------------------------------------------------------

                                TOUCHSTONE OHIO
                             INSURED TAX-FREE FUND

CREDIT QUALITY                                       (% OF TOTAL INVESTMENTS)
AAA / Aaa                                                                93.5
AA / Aa                                                                   6.5
                                                                       ------
TOTAL                                                                   100.0
                                                                       ------


PORTFOLIO ALLOCATION                                 (% OF TOTAL INVESTMENTS)
General Obligations                                                      52.9
Prerefunded / Escrowed to Maturity                                       13.8
Hospital / Healthcare                                                    12.9
Education                                                                 7.2
Miscellaneous                                                             4.3
Water and Sewer                                                           4.3
Housing                                                                   2.0
Transportation                                                            1.8
Utilities                                                                 0.8
                                                                       ------
TOTAL                                                                   100.0
                                                                       ------

--------------------------------------------------------------------------------

                              TOUCHSTONE TAX-FREE
                               MONEY MARKET FUND

CREDIT QUALITY                                       (% OF TOTAL INVESTMENTS)
A-1 / P-1 / AAA                                                          87.6
FW1*                                                                     12.4
                                                                       ------
TOTAL                                                                   100.0
                                                                       ------

PORTFOLIO ALLOCATION                                 (% OF TOTAL INVESTMENTS)
Variable Rate Demand Notes                                               75.5
Fixed Rate Revenue                                                        8.7
Adjustable Rate Put Bonds                                                 8.3
General Obligations                                                       7.5
                                                                       ------
TOTAL                                                                   100.0
                                                                       ------
--------------------------------------------------------------------------------
* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006
================================================================================
                                                        FLORIDA          OHIO
                                                       TAX-FREE         INSURED
                                                     MONEY MARKET      TAX-FREE
                                                         FUND            FUND
--------------------------------------------------------------------------------

ASSETS
Investment securities:
   At amortized cost ............................   $ 27,314,250    $ 68,832,006
                                                    ----------------------------
   At market value ..............................   $ 27,314,250    $ 70,680,457
Cash ............................................         25,984         112,894
Interest receivable .............................        167,286         424,612
Receivable for capital shares sold ..............             --           4,454
Other assets ....................................          1,542           8,557
                                                    ----------------------------
TOTAL ASSETS ....................................     27,509,062      71,230,974
                                                    ----------------------------

LIABILITIES
Dividends payable ...............................         61,589          84,175
Payable to Advisor ..............................          6,364          26,869
Payable to other affiliates .....................          4,210          10,077
Payable to Trustees .............................          6,981           7,981
Payable for capital shares redeemed .............             --          83,853
Other accrued expenses and liabilities ..........          6,109          24,397
                                                    ----------------------------
TOTAL LIABILITIES ...............................         85,253         237,352
                                                    ----------------------------

NET ASSETS ......................................   $ 27,423,809    $ 70,993,622
                                                    ----------------------------

NET ASSETS CONSIST OF:
Paid-in capital .................................   $ 27,429,537    $ 68,767,513

Accumulated net realized gains (losses) from
  security transactions .........................         (5,728)        377,658
Net unrealized appreciation on investments ......             --       1,848,451

NET ASSETS ......................................   $ 27,423,809    $ 70,993,622
                                                    ============================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .........   $ 27,423,809    $ 64,265,789
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value) ....................................     27,429,525       5,613,995
                                                    ============================
Net asset value and redemption price per share ..   $       1.00    $      11.45
                                                    ============================
Maximum offering price per share ................   $         --    $      12.02
                                                    ============================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .........   $         --    $  6,727,833
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value) ....................................             --         587,185
                                                    ============================
Net asset value, offering price and redemption
  price per share* ..............................   $         --    $      11.46
                                                    ============================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006
================================================================================
                                                         OHIO
                                                       TAX-FREE       TAX-FREE
                                                     MONEY MARKET   MONEY MARKET
                                                         FUND          FUND
--------------------------------------------------------------------------------

ASSETS
Investment securities:
   At amortized cost .............................   $274,468,437   $ 49,840,821
                                                     ---------------------------
   At market value ...............................   $274,468,437   $ 49,840,821
Cash .............................................        147,895         85,550
Interest receivable ..............................      2,200,647        278,371
Other assets .....................................          7,422          5,351
                                                     ---------------------------
TOTAL ASSETS .....................................    276,824,401     50,210,093
                                                     ---------------------------

LIABILITIES
Dividends payable ................................        475,760          1,211
Payable to Advisor ...............................         85,450         22,013
Payable to other affiliates ......................         21,607          8,282
Payable to Trustees ..............................          6,980          8,165
Payable for securities purchased .................      1,002,400      1,210,969
Other accrued expenses and liabilities ...........         43,385         22,949
                                                     ---------------------------
TOTAL LIABILITIES ................................      1,635,582      1,273,589
                                                     ---------------------------

NET ASSETS .......................................   $275,188,819   $ 48,936,504
                                                     ---------------------------

NET ASSETS CONSIST OF:
Paid-in capital ..................................   $275,171,281   $ 48,936,504
Undistributed net realized gains from security
  transactions ...................................         17,538             --
                                                     ---------------------------
NET ASSETS .......................................   $275,188,819   $ 48,936,504
                                                     ===========================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ...........   $ 92,082,087   $         --
                                                     ===========================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value) .....................................     92,065,961             --
                                                     ===========================
Net asset value, offering price and redemption
  price per share ................................   $       1.00   $         --
                                                     ===========================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ....   $183,106,732   $         --
                                                     ===========================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value) .....................................    183,092,259             --
                                                     ===========================
Net asset value, offering price and redemption
  price per share ................................   $       1.00            $--
                                                     ===========================

JUNE 30, 2006
================================================================================
                                                         OHIO
                                                       TAX-FREE       TAX-FREE
                                                     MONEY MARKET   MONEY MARKET
                                                         FUND          FUND
--------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ..........   $         --   $ 16,278,960
                                                     ===========================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value) .....................................             --     16,289,121
                                                     ===========================
Net asset value, offering price and redemption
  price per share ................................   $         --   $       1.00
                                                     ===========================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares ..........   $         --   $ 32,657,544
                                                     ===========================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value) .....................................             --     32,657,534
                                                     ===========================
Net asset value, offering price and redemption
  price per share ................................   $         --   $       1.00
                                                     ===========================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006
================================================================================
                                                      FLORIDA           OHIO
                                                      TAX-FREE         INSURED
                                                    MONEY MARKET      TAX-FREE
                                                        FUND            FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest income ..................................   $   820,030    $ 3,580,134
                                                     --------------------------

EXPENSES
Investment advisory fees .........................       137,688        387,419
Distribution expenses, Class A ...................        68,830        173,909
Distribution expenses, Class C ...................            --         79,200
Accounting services fees .........................        24,000         37,500
Administration fees ..............................        15,143         42,615
Transfer agent fees, Class A .....................        12,000         35,812
Transfer agent fees, Class C .....................            --         12,000
Professional fees ................................        18,301         18,564
Trustees' fees and expenses ......................        15,963         16,850
Pricing expenses .................................         5,191         13,764
Reports to shareholders ..........................         6,194         12,369
Postage and supplies .............................         2,103         15,144
Custodian fees ...................................         6,057         10,376
Registration fees, Class A .......................           472         10,114
Registration fees, Class C .......................            --          7,710
Compliance fees and expenses .....................            90            394
Other expenses ...................................           482         16,157
                                                     --------------------------
TOTAL EXPENSES ...................................       312,514        889,897
Fees waived by the Advisor .......................      (106,023)      (249,688)
                                                     --------------------------
NET EXPENSES .....................................       206,491        640,209
                                                     --------------------------

NET INVESTMENT INCOME ............................       613,539      2,939,925
                                                     --------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS
Net realized gains from security transactions ....            --        463,336
Net change in unrealized appreciation/depreciation
  on investments .................................            --     (3,729,537)
                                                     --------------------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS             --     (3,266,201)
                                                     --------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS .....................................   $   613,539    $  (326,276)
                                                     ==========================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006
================================================================================
                                                        OHIO
                                                      TAX-FREE        TAX-FREE
                                                    MONEY MARKET    MONEY MARKET
                                                        FUND            FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest income ................................    $ 8,062,481     $ 1,443,562
                                                    ---------------------------

EXPENSES
Investment advisory fees .......................      1,223,310         225,810
Distribution expenses, Retail class ............        247,344              --
Distribution expenses, Class A .................             --          46,056
Distribution expenses, Class S .................             --         160,439
Administration fees ............................        135,763          24,808
Transfer agent fees, Retail class ..............         37,814              --
Transfer agent fees, Institutional class .......         12,000              --
Transfer agent fees, Class A ...................             --          18,218
Transfer agent fees, Class S ...................             --          12,000
Accounting services fees .......................         49,500          33,000
Custodian fees .................................         49,826           6,326
Postage and supplies ...........................         23,029           8,978
Professional fees ..............................         32,597          18,112
Trustees' fees and expenses ....................         16,121          17,239
Registration fees, Retail class ................         12,791              --
Registration fees, Class A .....................             --          13,252
Registration fees, Class S .....................             --           4,008
Pricing expenses ...............................         19,650           5,701
Reports to shareholders ........................         14,571          11,694
Compliance fees and expenses ...................            792              55
Other expenses .................................          2,867           1,025
                                                    ---------------------------
TOTAL EXPENSES .................................      1,877,975         606,721
Fees waived by the Advisor .....................       (288,652)       (135,335)
                                                    ---------------------------
NET EXPENSES ...................................      1,589,323         471,386
                                                    ---------------------------

NET INVESTMENT INCOME ..........................      6,473,158         972,176
                                                    ---------------------------

REALIZED GAINS FROM SECURITY TRANSACTIONS ......         17,538              --
                                                    ---------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....    $ 6,490,696     $   972,176
                                                    ===========================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                        FLORIDA                         OHIO
                                                       TAX-FREE                        INSURED
                                                     MONEY MARKET                      TAX-FREE
                                                         FUND                            FUND
=========================================================================================================
                                                 YEAR            YEAR            YEAR            YEAR
                                                 ENDED           ENDED           ENDED           ENDED
                                                JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                                 2006            2005            2006            2005
=========================================================================================================
FROM OPERATIONS
Net investment income ....................   $    613,539    $    311,679    $  2,939,925    $  3,164,821
Net realized gains (losses) from
  security transactions ..................             --            (198)        463,336       1,085,053
Net change in unrealized appreciation/
  depreciation on investments ............             --              --      (3,729,537)      2,101,484
                                             ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS .............................        613,539         311,481        (326,276)      6,351,358
                                             ------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ......       (613,539)       (311,679)     (2,693,310)     (2,882,015)
From net investment income, Class C ......             --              --        (246,822)       (282,806)
From net realized gains, Class A .........             --              --        (958,818)        (91,343)
From net realized gains, Class C .........             --              --        (109,298)        (11,065)
                                             ------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS ..........       (613,539)       (311,679)     (4,008,248)     (3,267,229)
                                             ------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ................     63,790,639      73,748,617       2,782,827       3,985,430
Reinvested distributions .................        126,808          77,889       2,459,039       1,947,062
Payments for shares redeemed .............    (64,638,128)    (75,067,308)    (11,695,657)    (11,910,903)
                                             ------------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS ........       (720,681)     (1,240,802)     (6,453,791)     (5,978,411)
                                             ------------------------------------------------------------

CLASS C
Proceeds from shares sold ................             --              --         409,035         840,020
Reinvested distributions .................             --              --         220,900         197,828
Payments for shares redeemed .............             --              --      (2,851,844)     (1,838,409)
                                             ------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CLASS C SHARE TRANSACTIONS .......             --              --      (2,221,909)       (800,561)
                                             ------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS .............       (720,681)     (1,241,000)    (13,010,224)     (3,694,843)

NET ASSETS
Beginning of year ........................     28,144,490      29,385,490      84,003,846      87,698,689
                                             ------------------------------------------------------------
End of year ..............................   $ 27,423,809    $ 28,144,490    $ 70,993,622    $ 84,003,846
                                             ------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT INCOME ......   $         --    $         --    $         --    $         --
                                             ============================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                          OHIO
                                                        TAX-FREE                         TAX-FREE
                                                      MONEY MARKET                     MONEY MARKET
                                                          FUND                             FUND
============================================================================================================
                                                 YEAR             YEAR            YEAR             YEAR
                                                 ENDED            ENDED           ENDED            ENDED
                                                JUNE 30,         JUNE 30,        JUNE 30,         JUNE 30,
                                                 2006             2005            2006             2005
============================================================================================================
FROM OPERATIONS
Net investment income ...................   $   6,473,158    $   4,123,174    $     972,176    $     370,171
Net realized gains from security
  transactions ..........................          17,538               --               --               --
                                            ----------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS .......................       6,490,696        4,123,174          972,176          370,171
                                            ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail ......      (2,237,111)      (1,338,999)              --               --
From net investment income, Institutional      (4,236,047)      (2,784,175)              --               --
From net investment income, Class A .....              --               --         (410,299)        (235,848)
From net investment income, Class S .....              --               --         (561,877)        (135,566)
From net realized gains, Retail .........              --           (6,125)              --               --
From net realized gains, Institutional ..              --          (10,168)              --               --
                                            ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ........      (6,473,158)      (4,139,467)        (972,176)        (371,414)
                                            ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold ...............     149,098,338      220,903,508               --               --
Reinvested distributions ................       2,247,099        1,340,804               --               --
Payments for shares redeemed ............    (158,396,605)    (288,256,448)              --               --
                                            ----------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM RETAIL SHARE TRANSACTIONS .......      (7,051,168)     (66,012,136)              --               --
                                            ----------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ...............     326,790,025      475,611,129               --               --
Reinvested distributions ................         119,761           95,331               --               --
Payments for shares redeemed ............    (336,160,764)    (458,088,479)              --               --
                                            ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM INSTITUTIONAL SHARE TRANSACTIONS .      (9,250,978)      17,617,981               --               --
                                            ----------------------------------------------------------------

CLASS A
Proceeds from shares sold ...............              --               --       16,325,115       37,464,246
Reinvested distributions ................              --               --          405,444          231,099
Payments for shares redeemed ............              --               --      (19,701,796)     (38,706,765)
                                            ----------------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS .......              --               --       (2,971,237)      (1,011,420)
                                            ----------------------------------------------------------------

================================================================================

                                                          OHIO
                                                        TAX-FREE                         TAX-FREE
                                                      MONEY MARKET                     MONEY MARKET
                                                          FUND                             FUND
============================================================================================================
                                                 YEAR             YEAR            YEAR             YEAR
                                                 ENDED            ENDED           ENDED            ENDED
                                                JUNE 30,         JUNE 30,        JUNE 30,         JUNE 30,
                                                 2006             2005            2006             2005
============================================================================================================
CLASS S
Proceeds from shares sold ................  $          --    $          --    $ 122,612,554    $  68,265,746
Reinvested distributions .................             --               --          566,872          135,566
Payments for shares redeemed .............             --               --     (103,596,488)     (71,707,542)
                                            ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS S SHARE TRANSACTIONS ........             --               --       19,582,938       (3,306,230)
                                            ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..    (16,284,608)     (48,410,448)      16,611,701       (4,318,893)

NET ASSETS
Beginning of year ........................    291,473,427      339,883,875       32,324,803       36,643,696
                                            ----------------------------------------------------------------
End of year ..............................  $ 275,188,819    $ 291,473,427    $  48,936,504    $  32,324,803
                                            ================================================================

UNDISTRIBUTED NET INVESTMENT INCOME ......  $          --    $          --    $          --    $          --
                                            ================================================================

See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------------------------
                                                2006            2005              2004              2003             2002
=============================================================================================================================
Net asset value at beginning of year ....   $     1.000     $     1.000       $     1.000       $     1.000       $     1.000
                                            ---------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................         0.023           0.011             0.004             0.008             0.017
   Net realized gains (losses)
     on investments .....................            --          (0.000)(A)        (0.000)(A)         0.000(A)         (0.000)(A)
                                            ---------------------------------------------------------------------------------
Total from investment operations ........         0.023           0.011             0.004             0.008             0.017
                                            ---------------------------------------------------------------------------------

Less distributions:
    Dividends from net
     investment income ..................        (0.023)         (0.011)           (0.004)           (0.008)           (0.017)
    Distributions from
     net realized gains .................            --              --            (0.000)(A)            --                --
                                            ---------------------------------------------------------------------------------
Total distributions .....................        (0.023)         (0.011)           (0.004)           (0.008)           (0.017)
                                            ---------------------------------------------------------------------------------

Net asset value at end of year ..........   $     1.000     $     1.000       $     1.000       $     1.000       $     1.000
                                            =================================================================================

Total return ............................          2.28%           1.09%             0.36%             0.76%             1.66%
                                            =================================================================================

Net assets at end of year (000's) .......   $    27,424     $    28,144       $    29,385       $    29,657       $    18,128
                                            =================================================================================

Ratio of net expenses to
   average net assets ...................          0.75%           0.75%             0.75%             0.69%             0.65%

Ratio of net investment income to
   average net assets ...................          2.23%           1.08%             0.35%             0.77%             1.64%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
---------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                            -------------------------------------------------------------------------
                                                2006           2005           2004              2003           2002
=====================================================================================================================
Net asset value at beginning of year ....   $    12.10     $    11.68     $    12.36        $    11.94     $    11.89
                                            -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................         0.46           0.45           0.48              0.49           0.53
   Net realized and unrealized gains
     (losses) on investments ............        (0.49)          0.43          (0.50)             0.49           0.07
                                            -------------------------------------------------------------------------
Total from investment operations ........        (0.03)          0.88          (0.02)             0.98           0.60
                                            -------------------------------------------------------------------------

Less distributions:
   Dividends from net
     investment income ..................        (0.46)         (0.45)         (0.48)            (0.49)         (0.53)
   Distributions from
     net realized gains .................        (0.16)         (0.01)         (0.21)            (0.07)         (0.02)
                                            -------------------------------------------------------------------------
 Total distributions ....................        (0.62)         (0.46)         (0.69)            (0.56)         (0.55)
                                            -------------------------------------------------------------------------

Capital contributions ...................           --             --           0.03                --             --
                                            -------------------------------------------------------------------------

Net asset value at end of year ..........   $    11.45     $    12.10     $    11.68        $    12.36     $    11.94
                                            =========================================================================

Total return (A) ........................        (0.25%)         7.66%          0.04%(B)          8.43%          5.15%
                                            =========================================================================

Net assets at end of year (000's) .......   $   64,266     $   74,604     $   77,837        $   59,683     $   54,348
                                            =========================================================================

Ratio of net expenses to
   average net assets ...................         0.75%          0.75%          0.75%             0.75%          0.75%

Ratio of net investment income to
    average net assets ..................         3.87%          3.74%          3.94%             4.03%          4.47%

Portfolio turnover rate .................           24%            30%            36%               24%            28%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B) Total return would have been (0.21%) without a capital contribution made by the Advisor.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED JUNE 30,
                                            ----------------------------------------------------------------------
                                                2006           2005           2004           2003           2002
==================================================================================================================
Net asset value at beginning of year ....   $    12.11     $    11.69     $    12.41     $    11.96     $    11.89
                                            ----------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................         0.37           0.36           0.39           0.40           0.44
   Net realized and unrealized gains
     (losses) on investments ............        (0.49)          0.43          (0.51)          0.52           0.09
                                            ----------------------------------------------------------------------
Total from investment operations ........        (0.12)          0.79          (0.12)          0.92           0.53
                                            ----------------------------------------------------------------------

Less distributions:
   Dividends from net
     investment income ..................        (0.37)         (0.36)         (0.39)         (0.40)         (0.44)
   Distributions from
     net realized gains .................        (0.16)         (0.01)         (0.21)         (0.07)         (0.02)
                                            ----------------------------------------------------------------------
Total distributions .....................        (0.53)         (0.37)         (0.60)         (0.47)         (0.46)
                                            ----------------------------------------------------------------------

Net asset value at end of year ..........   $    11.46     $    12.11     $    11.69     $    12.41     $    11.96
                                            ======================================================================

Total return (A) ........................        (1.00%)         6.86%         (1.03%)         7.89%          4.54%
                                            ======================================================================

Net assets at end of year (000's) .......   $    6,728     $    9,400     $    9,862     $    7,388     $    4,910
                                            ======================================================================

Ratio of net expenses to
   average net assets ...................         1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment income to
   average net assets ...................         3.12%          2.99%          3.19%          3.27%          3.72%

Portfolio turnover rate .................           24%            30%            36%            24%            28%

(A)   Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS
================================================================================

                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                           ----------------------------------------------------------------------------------
                                                 2006           2005             2004                2003            2002
=============================================================================================================================
Net asset value at beginning of year ....  $      1.000    $      1.000      $      1.000      $      1.000      $      1.000
                                           ----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................         0.023           0.011             0.004             0.008             0.015
   Net realized gains (losses)
     on investments .....................            --              --             0.000(A)          0.000(A)         (0.000)(A)
                                           ----------------------------------------------------------------------------------
Total from investment operations ........         0.023           0.011             0.004             0.008             0.015
                                           ----------------------------------------------------------------------------------

Less distributions:
   Dividends from net
     investment income ..................        (0.023)         (0.011)           (0.004)           (0.008)           (0.015)
   Distributions from net
     realized gains .....................            --          (0.000)(A)        (0.000)(A)            --                --
                                           ----------------------------------------------------------------------------------
Total distributions .....................        (0.023)         (0.011)           (0.004)           (0.008)           (0.015)
                                           ----------------------------------------------------------------------------------

Net asset value at end of year ..........  $      1.000    $      1.000      $      1.000      $      1.000      $      1.000
                                           ==================================================================================

Total return ............................          2.31%           1.13%             0.35%             0.78%             1.47%
                                           ==================================================================================

Net assets at end of year (000's) .......  $     92,082    $     99,127      $    165,145      $    155,810      $    211,083
                                           ==================================================================================

Ratio of net expenses to
   average net assets ...................          0.75%           0.75%             0.75%             0.75%             0.75%

Ratio of net investment income to
   average net assets ...................          2.26%           1.05%             0.35%             0.79%             1.46%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
================================================================================

                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                           ----------------------------------------------------------------------------------
                                                 2006           2005           2004              2003           2002
=============================================================================================================================
Net asset value at beginning of year ....  $      1.000    $      1.000      $      1.000      $      1.000      $      1.000
                                           ----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................         0.025           0.014             0.006             0.010             0.017
   Net realized gains (losses)
     on investments .....................            --              --             0.000(A)          0.000(A)         (0.000)(A)
                                           ----------------------------------------------------------------------------------
Total from investment operations ........         0.025           0.014             0.006             0.010             0.017
                                           ----------------------------------------------------------------------------------

Less distributions:
   Dividends from net
     investment income ..................        (0.025)         (0.014)           (0.006)           (0.010)           (0.017)
   Distributions from
     net realized gains .................            --          (0.000)(A)        (0.000)(A)            --                --
                                           ----------------------------------------------------------------------------------
Total distributions .....................        (0.025)         (0.014)           (0.006)           (0.010)           (0.017)
                                           ----------------------------------------------------------------------------------

Net asset value at end of year ..........  $      1.000    $      1.000      $      1.000      $      1.000      $      1.000
                                           ==================================================================================

Total return ............................          2.57%           1.39%             0.60%             1.03%             1.72%
                                           ==================================================================================

Net assets at end of year (000's) .......  $    183,107    $    192,346      $    174,739      $    266,120      $    210,679
                                           ==================================================================================

Ratio of net expenses to
   average net assets ...................          0.50%           0.50%             0.50%             0.50%             0.50%

Ratio of net investment income to
   average net assets ...................          2.50%           1.41%             0.59%             1.02%             1.69%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED JUNE 30,
                                      ---------------------------------------------------------------------------
                                           2006           2005           2004             2003             2002
=================================================================================================================
Net asset value at beginning of year  $     1.000    $     1.000    $     1.000      $     1.000      $     1.000
                                      ---------------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........        0.023          0.011          0.005            0.008            0.017
   Net realized gains
     on investments ................           --             --          0.000(A)         0.000(A)         0.000(A)
                                      ---------------------------------------------------------------------------
Total from investment operations ...        0.023          0.011          0.005            0.008            0.017
                                      ---------------------------------------------------------------------------

Less distributions:
   Dividends from net
     investment income .............       (0.023)        (0.011)        (0.005)          (0.008)          (0.017)
   Distributions from
     net realized gains ............           --             --         (0.000)(A)           --               --
                                      ---------------------------------------------------------------------------
Total distributions ................       (0.023)        (0.011)        (0.005)          (0.008)          (0.017)
                                      ---------------------------------------------------------------------------

Net asset value at end of year .....  $     1.000    $     1.000    $     1.000      $     1.000      $     1.000
                                      ===========================================================================

Total return .......................         2.28%          1.14%          0.50%            0.99%            1.73%
                                      ===========================================================================

Net assets at end of year (000's) ..  $    16,279    $    19,250    $    20,263      $    21,375      $    23,532
                                      ===========================================================================

Ratio of net expenses to
   average net assets ..............         0.89%          0.89%          0.89%            0.89%            0.89%

Ratio of net investment income to
   average net assets ..............         2.23%          1.13%          0.48%            0.79%            1.71%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS
================================================================================

                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------
                                                                                                  PERIOD
                                                           YEAR ENDED JUNE 30,                     ENDED
                                             --------------------------------------------         JUNE 30,
                                                  2006            2005            2004            2003(A)
===========================================================================================================
Net asset value at beginning of period ....  $      1.000    $      1.000    $      1.000      $      1.000
                                             --------------------------------------------------------------

Income from investment operations:
   Net investment income ..................         0.020           0.009           0.002             0.001
   Net realized gains on investments ......            --              --           0.000(B)          0.000(B)
                                             --------------------------------------------------------------
Total from investment operations ..........         0.020           0.009           0.002             0.001
                                             --------------------------------------------------------------

Less distributions:
   Dividends from net investment income ...        (0.020)         (0.009)         (0.002)           (0.001)
   Distributions from net realized gains ..            --              --          (0.000)(B)            --
                                             --------------------------------------------------------------
Total distributions .......................        (0.020)         (0.009)         (0.002)           (0.001)
                                             --------------------------------------------------------------

Net asset value at end of period ..........  $      1.000    $      1.000    $      1.000      $      1.000
                                             ==============================================================

Total return ..............................          2.01%           0.87%           0.25%             0.32%(C)
                                             ==============================================================

Net assets at end of period (000's) .......  $     32,658    $     13,075    $     16,381      $     18,692
                                             ==============================================================

Ratio of net expenses to average net assets          1.15%           1.15%           1.15%             1.15%(C)

Ratio of net investment income
   to average net assets ..................          2.10%           0.86%           0.22%             0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.
(B)   Amount rounds to less than $0.001.
(C)   Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
================================================================================

1. ORGANIZATION

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Ohio Insured Tax-Free Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets of Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

ALLOCATIONS -- Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2006 and 2005 was as follows:

--------------------------------------------------------------------------------
                                   FLORIDA TAX-FREE            OHIO INSURED
                                   MONEY MARKET FUND          TAX-FREE FUND
--------------------------------------------------------------------------------
                                   2006         2005         2006         2005
From tax exempt income .....   $  613,539   $  287,797   $2,940,132   $3,156,299
From long-term capital gains           --           --    1,068,116      102,408
                               -------------------------------------------------
                               $  613,539   $  287,797   $4,008,248   $3,258,707
                               =================================================

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
                                    OHIO TAX-FREE                TAX-FREE
                                  MONEY MARKET FUND         MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   2006         2005         2006         2005
From tax exempt income .....   $6,473,158   $3,904,577   $  972,176   $  371,005
From long-term capital gains           --       16,293           --           --
                               -------------------------------------------------
                               $6,473,158   $3,920,870   $  972,176   $  371,005
                               =================================================

--------------------------------------------------------------------------------
The following information is computed on a tax basis for each item as of June 30, 2006:
--------------------------------------------------------------------------------
                                                   FLORIDA
                                                   TAX-FREE        OHIO-INSURED
                                                 MONEY MARKET       TAX-FREE
                                                     FUND             FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ..............     $ 27,314,250      $ 68,832,006
                                                 ------------------------------
Gross unrealized appreciation ..............     $         --      $  2,292,089
Gross unrealized depreciation ..............               --          (443,638)
                                                 ------------------------------
Net unrealized appreciation ................               --         1,848,451
Capital loss carryforward ..................           (5,728)               --
Undistributed tax exempt income ............           61,589            54,834
Undistributed long-term gains ..............               --           377,658
Other temporary differences ................          (61,589)          (54,834)
                                                 ------------------------------
     Accumulated earnings (deficit) ........     $     (5,728)     $  2,226,109
                                                 ==============================

--------------------------------------------------------------------------------
                                                   OHIO
                                                 TAX-FREE            TAX-FREE
                                               MONEY MARKET        MONEY MARKET
                                                   FUND                FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ..........      $ 274,468,437       $  49,840,821
                                              ---------------------------------
Undistributed tax exempt income ........            475,760               1,211
Undistributed ordinary income ..........             16,017                  --
Undistributed long-term gains ..........              1,521                  --
Other temporary differences ............           (475,760)             (1,211)
                                              ---------------------------------
     Accumulated earnings ..............      $      17,538       $          --
                                              =================================

--------------------------------------------------------------------------------
The capital loss carryforward as of June 30, 2006 in the table above expires as follows:
--------------------------------------------------------------------------------
                                                       AMOUNT    EXPIRATION DATE
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund.................   $      108   June 30, 2010
                                                      $    5,422   June 30, 2013
                                                      $      198   June 30, 2014
--------------------------------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Reclassifcation of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. For the year ended June 30, 2006, the Ohio Insured Tax-Free Fund reclassified $207 of net investment loss to accumulated net realized gains on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and government securities) were as follows for the year ended June 30, 2006:
--------------------------------------------------------------------------------
                                                                    OHIO INSURED
                                                                   TAX-FREE FUND
--------------------------------------------------------------------------------
Purchases of investment securities................................  $ 18,066,412
Proceeds from sales and maturities of investment securities.......  $ 27,756,064
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Investment Services, Inc., formerly Integrated Fund Services, Inc., (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund: Florida Tax-Free Money Market Fund - 0.75%; Ohio Insured Tax-Free Fund - 0.75% for Class A shares and 1.50% for Class C shares; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Tax-Free Money Market Fund - 0.89% for Class A shares and 1.15% for Class S shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2007.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Pursuant to this expense limitation agreement, during the year ended June 30, 2006, the Advisor waived investment advisory fees and/or reimbursed other operating expenses of the Funds as follows:

                                                                     OTHER
                                                    INVESTMENT      OPERATING
                                                     ADVISORY       EXPENSES
                                                    FEES WAIVED    REIMBURSED
                                                   ------------   ------------
      Florida Tax-Free Money Market Fund           $     37,193   $     68,830
      Ohio Insured Tax-Free Fund                   $         --   $    249,688
      Ohio Tax-Free Money Market Fund              $     41,308   $    247,344
      Tax-Free Money Market Fund                   $         --   $    135,335

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund based on each Fund's net assets.

TRANSFER AGENT AGREEMENT

The Trust has entered into a Transfer Agency Agreement with Integrated. Under the terms of the agreement, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee per Fund, based on average net assets, of each Fund subject to an additional monthly fee for each additional class of shares. In addition, each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $9,524 from underwriting and broker commissions on the sale of Class A shares of the Ohio Insured Tax-Free Fund during the year ended June 30, 2006. In addition, the Underwriter collected $274 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Insured Tax-Free Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Insured Tax-Free Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust for a fee, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, Integrated receives a quarterly fee from each Fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

--------------------------------------------------------------------------------
                                                             OHIO INSURED
                                                            TAX-FREE FUND
--------------------------------------------------------------------------------
                                                         YEAR            YEAR
                                                        ENDED           ENDED
                                                       JUNE 30,        JUNE 30,
                                                         2006            2005
--------------------------------------------------------------------------------
CLASS A
Shares sold ....................................        237,282         331,997
Shares reinvested ..............................        209,846         162,199
Shares redeemed ................................       (997,466)       (992,583)
                                                      -------------------------
Net decrease in shares outstanding .............       (550,338)       (498,387)
Shares outstanding, beginning of year ..........      6,164,333       6,662,720
                                                      -------------------------
Shares outstanding, end of year ................      5,613,995       6,164,333
                                                      -------------------------

CLASS C
Shares sold ....................................         35,097          69,734
Shares reinvested ..............................         18,821          16,466
Shares redeemed ................................       (242,714)       (153,563)
                                                      -------------------------
Net decrease in shares outstanding .............       (188,796)        (67,363)
Shares outstanding, beginning of year ..........        775,981         843,344
                                                      -------------------------
Shares outstanding, end of year ................        587,185         775,981
                                                      -------------------------
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006
================================================================================

       PRINCIPAL     FIXED RATE REVENUE &                                            COUPON        MATURITY          MARKET
          AMOUNT     GENERAL OBLIGATION BONDS -- 13.5%                                 RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$        600,000     FL St Div Brd Fin Dept General Svcs Rev
                        (Preservation 2000)                                           5.750        07/01/06    $    600,000
         400,000     AMP OH Elect Rev BANS (Woodville Vlg)                            3.250        07/20/06         400,041
         500,000     AMP OH Elect Rev BANS (Carey Vlg)                                3.400        08/03/06         500,111
         500,000     Orange Co FL SD LTGO                                             4.500        09/15/06         500,747
         650,000     Palm Beach Co FL SD Rev                                          4.000        09/28/06         650,304
         250,000     Wilmington OH LTGO BANS (Lowes Rd Construction)                  3.750        09/29/06         250,393
         500,000     Willard OH LTGO BANS                                             4.250        01/24/07         501,515
         300,000     Mentor On The Lake OH LTGO BANS                                  4.250        06/26/07         301,139
                                                                                                               ------------
                     TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                       $  3,704,250
                                                                                                               ------------

---------------------------------------------------------------------------------------------------------------------------
       PRINCIPAL                                                                     COUPON        MATURITY          MARKET
          AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES -- 81.5%                    RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$        300,000     Alachua Co FL Hlth Facs (Shands Teaching Hosp)                   4.020        07/01/06    $    300,000
       1,200,000     Broward Co FL Hlth Facs Rev (John Knox Village)                  4.100        07/01/06       1,200,000
         900,000     Collier Co FL Health Fac Auth Hosp Rev (Cleveland
                        Clinic)                                                       4.000        07/01/06         900,000
         500,000     FL St Brd Ed Muni Secs Tr Rcpts Ser SGA 102                      4.020        07/01/06         500,000
         695,000     Jacksonville FL Hlth Fac Auth Rev                                3.960        07/01/06         695,000
         900,000     Jacksonville FL Hlth Facs Hosp Rev (Baptist Med Ctr)             3.960        07/01/06         900,000
         400,000     Jacksonville FL Elect Auth Rev Ser B                             4.030        07/01/06         400,000
         200,000     Manatee Co FL PCR (Florida Pwr & Light Co)                       3.990        07/01/06         200,000
         750,000     Pinellas Co FL Health Facs Auth Rev                              4.040        07/01/06         750,000
         880,000     Putnam Co FL Dev Auth PCR (FL Pwr & Light Co)                    3.990        07/01/06         880,000
         855,000     Sarasota Co FL Pub Hosp (Sarasota Mem Hosp)                      4.050        07/01/06         855,000
         500,000     Univ Athletic Assn Inc (FL Athletic Prog Rev)                    4.050        07/01/06         500,000
         250,000     Broward Co FL HFA MFH Rev (Jacaranda Village Apts)               3.980        07/05/06         250,000
         575,000     Dade Co FL IDA IDR (Dolphins Stadium) Ser A                      3.940        07/05/06         575,000
         780,000     Dade Co FL IDA IDR (Dolphins Stadium) Ser D                      3.940        07/05/06         780,000
         100,000     Lee Co FL HFA MFH Rev (Forestwood Apts)                          3.980        07/05/06         100,000
         605,000     Marion Co FL HFA (Paddock Apts)                                  3.970        07/05/06         605,000
       1,000,000     Orange Co FL HFA Rev (Sundown Assoc)                             4.010        07/05/06       1,000,000
         400,000     Palm Beach Co FL Rev (Norton Gallery)                            4.000        07/05/06         400,000
         510,000     Pinellas Co FL Edl Facs Auth Rev (Shorecrest Prep)               3.980        07/05/06         510,000
         450,000     Broward Co FL HFA MFH Rev (Southern Pointe)                      3.970        07/06/06         450,000
         675,000     Duval Co FL HFA MFH Rev (Glades Apts)                            3.970        07/06/06         675,000
         950,000     Duval Co FL HFA MFH Rev (Sunbeam Road Apts)                      3.980        07/06/06         950,000
         800,000     FL Gulf Coast Univ Fin Corp Rev                                  4.010        07/06/06         800,000
         700,000     FL HFC Rev (Charleston)                                          3.970        07/06/06         700,000
          35,000     Gulf Breeze FL Loc Govt Loan Prog B                              3.980        07/06/06          35,000
         350,000     Gulf Breeze FL Muni Bond Fund Ser A                              3.980        07/06/06         350,000
         300,000     Highlands Co FL HFA Rev (Adventist Hlth Sys)                     4.000        07/06/06         300,000
         250,000     Hillsborough Co FL  Rev (Carrollwood Day)                        3.970        07/06/06         250,000
         400,000     Marion Co FL IDA Rev (Chambrel)                                  3.970        07/06/06         400,000
       1,050,000     Miami-Dade Co FL Wtr & Swr Rev                                   3.970        07/06/06       1,050,000
         100,000     Palm Beach Co FL Edl Facs Auth Rev (Atlantic College)            4.050        07/06/06         100,000
         900,000     Palm Beach Co FL Rev (Henry Morrison Flagler)                    3.990        07/06/06         900,000
         900,000     Palm Beach Co FL Rev (Morse Oblig Group)                         3.990        07/06/06         900,000

FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

       PRINCIPAL     FLOATING & VARIABLE RATE DEMAND                                 COUPON        MATURITY          MARKET
          AMOUNT     NOTES -- 81.5% (CONTINUED)                                        RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$        775,000     Pasco Co FL School Board COP                                     3.970        07/06/06    $    775,000
         300,000     Seminole Co FL IDA (FL Living Nursing Ctr)                       4.170        07/06/06         300,000
       1,000,000     Seminole Co FL IDA Rev (Master Academy)                          3.990        07/06/06       1,000,000
         100,000     Univ of North FL Rev (Parking Sys)                               4.010        07/06/06         100,000
                                                                                                               ------------
                     TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                               $ 22,335,000
                                                                                                               ------------

---------------------------------------------------------------------------------------------------------------------------
       PRINCIPAL                                                                     COUPON        MATURITY          MARKET
          AMOUNT     ADJUSTABLE RATE PUT BONDS -- 4.6%                                 RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$        400,000     Corpus Christi TX IDC EDR (Texas Air Invt)                       3.450        08/01/06    $    400,000
         875,000     Putnam Co FL Dev Auth PCR (Seminole Elec Coop)                   3.580        12/15/06         875,000
                                                                                                               ------------
                     TOTAL ADJUSTABLE RATE PUT BONDS                                                           $  1,275,000
                                                                                                               ------------

                     TOTAL INVESTMENT SECURITIES -- 99.6%
                     (Amortized Cost $27,314,250)                                                              $ 27,314,250

                     OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                  109,559
                                                                                                               ------------

                     NET ASSETS -- 100.0%                                                                      $ 27,423,809
                                                                                                               ============

See accompanying notes to portfolios of investments and notes to financial statements.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006
================================================================================

       PRINCIPAL     FIXED RATE REVENUE &                                            COUPON        MATURITY          MARKET
          AMOUNT     GENERAL OBLIGATION BONDS -- 95.8%                                 RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$        149,812     Columbus OH Special Assessment GO                                5.050        04/15/08    $    152,648
       1,000,000     Hamilton OH CSD GO Prerefunded @ 101                             5.500        12/01/09       1,059,250
       1,000,000     Hamilton OH CSD GO Prerefunded @ 101                             5.625        12/01/09       1,063,220
       1,000,000     Kings OH LSD GO Prerefunded @ 101                                5.650        12/01/09       1,064,010
       1,000,000     Univ of Cincinnati OH General Rcpts Rev Prerefunded
                        @ 101                                                         5.750        12/01/09       1,067,180
       1,035,000     Reading OH Rev (St Mary's Ed Institute)                          5.550        02/01/10       1,083,303
         620,000     Cuyahoga Co OH Mtg Rev (West Tech Apts)                          5.100        09/20/10         634,905
         500,000     Akron OH GO Prerefunded @ 101                                    5.800        11/01/10         540,825
         275,000     Akron OH GO Prerefunded @ 101                                    6.000        11/01/10         299,533
         415,000     Dublin OH Var Purp Impt Ser A Prerefunded @ 100                  6.000        12/01/10         449,051
       1,000,000     Greene Co OH Swr Sys Rev Prerefunded @ 101                       5.625        12/01/10       1,075,820
       1,000,000     Hilliard OH CSD GO Prerefunded @ 101                             5.750        12/01/10       1,080,840
       1,000,000     Hilliard OH CSD GO Prerefunded @ 101                             5.750        12/01/10       1,080,840
         525,000     Kings OH LSD GO Prerefunded @ 101                                6.050        12/01/10         573,547
         500,000     Lake OH LSD GO (Stark Co) Prerefunded @ 100                      5.750        12/01/10         536,215
       1,500,000     Nordonia Hills OH CSD GO Prerefunded @ 101                       5.375        12/01/10       1,598,655
       1,000,000     Summit Co OH GO Prerefunded @ 101                                6.000        12/01/10       1,088,340
       1,075,000     Franklin Co OH Hosp Impt (Childrens Hosp)
                        Prerefunded @ 101                                             5.500        05/01/11       1,153,099
         145,000     Cuyahoga Co OH Hosp Rev (Univ Hosp)
                        Escrowed to Maturity                                          9.000        06/01/11         163,760
       1,000,000     Lorain Co OH Hosp Rev (Catholic Health)                          5.625        10/01/11       1,066,470
       1,000,000     Hamilton Co OH Swr Sys Rev                                       5.500        12/01/11       1,074,060
       1,000,000     Pickerington OH LSD UTGO Prerefunded @ 100                       5.250        12/01/11       1,061,830
         155,000     New Albany Plain LSD Prerefunded @ 100                           5.000        06/01/12         163,117
       1,050,000     Harrison OH Wst Wtr Sys Rev                                      5.250        11/01/13       1,106,375
         660,000     West Chester Twp OH GO                                           5.500        12/01/14         709,586
         400,000     Warren OH Wtr Wrks Rev                                           5.500        11/01/15         432,680
       1,000,000     Buckeye Valley OH LSD GO                                         6.850        12/01/15       1,133,410
         640,000     Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                  7.400        01/01/16         738,694
         945,000     Chillicothe OH CSD GO                                            5.000        12/01/16         992,779
       1,260,000     Cleveland OH Arpt Sys Rev                                        5.125        01/01/17       1,287,342
       1,000,000     Lorain Co OH Hosp Rev (Catholic Health Partners)                 5.500        09/01/19       1,058,030
       1,000,000     Lucas Co OH Hosp Rev (Promedica Health Grp)                      5.625        11/15/19       1,055,400
       1,085,000     West Clermont OH LSD GO                                          5.000        12/01/19       1,121,022
         210,000     Butler Co OH GO                                                  5.250        12/01/20         221,537
         850,000     West Chester Twp OH GO                                           5.000        12/01/20         875,985
       1,210,000     Cincinnati OH Tech College Rev                                   5.250        10/01/21       1,276,381
       1,645,000     Cleveland OH Muni SD GO                                          5.000        12/01/21       1,689,431
       1,000,000     Monroe OH LSD Sch Impt GO                                        5.000        12/01/21       1,028,180
       1,185,000     Akron OH Impt GO                                                 5.000        12/01/22       1,220,479
       1,035,000     Elyria OH GO                                                     5.000        12/01/22       1,071,101
         765,000     Fairfield Co OH GO                                               5.000        12/01/22         786,581
       1,000,000     Mansfield OH CSD                                                 5.000        12/01/22       1,034,880
       1,200,000     Ross Twp OH LSD GO                                               5.000        12/01/22       1,235,928
         250,000     OH St Higher Ed Fac (Xavier Univ)                                5.000        05/01/23         256,678
       1,000,000     Akron OH Var Purp GO                                             5.000        12/01/23       1,025,330
         450,000     Columbus OH TIF Rev (Polaris)                                    4.750        12/01/23         452,939

OHIO INSURED TAX-FREE FUND
(CONTINUED)
================================================================================

       PRINCIPAL     FIXED RATE REVENUE & GENERAL                                    COUPON        MATURITY          MARKET
          AMOUNT     OBLIGATION BONDS -- 95.8% (CONTINUED)                             RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$        865,000     Fairfield Co OH GO                                               5.000        12/01/23    $    893,242
         425,000     Hamilton OH CSD GO                                               5.000        12/01/23         438,876
       1,480,000     Lakewood OH CSD GO                                               5.250        12/01/23       1,566,965
       1,000,000     OH St Higher Ed Fac Rev (Univ Dayton)                            5.000        12/01/23       1,026,920
         405,000     OH Univ General Rcpts Ser B                                      5.000        12/01/23         419,633
       1,000,000     Toledo OH CSD GO                                                 5.000        12/01/23       1,028,670
       1,085,000     Wyoming OH CSD GO                                                5.000        12/01/23       1,122,031
       1,000,000     Hamilton Co OH Hosp Rev (Childrens Hosp Med Ctr)                 5.000        05/15/24       1,023,470
         400,000     Springboro OH Swr Sys Rev                                        5.000        06/01/24         411,308
       1,000,000     Cleveland OH Muni SD GO                                          5.250        12/01/24       1,048,780
         825,000     Parma OH GO                                                      4.750        12/01/24         833,077
       1,040,000     Franklin Co OH Hosp Rev (Childrens Hosp)                         5.000        05/01/25       1,064,554
         810,000     Big Walnut OH LSD GO                                             5.000        12/01/25         833,514
       1,750,000     Eaton OH CSD GO                                                  5.000        12/01/25       1,795,728
       2,000,000     Franklin Co OH Conv Ctr Rev                                      5.000        12/01/25       2,062,059
       1,885,000     Kings OH LSD UTGO                                                5.000        12/01/25       1,942,360
         350,000     Lakota OH LSD GO                                                 4.750        12/01/25         352,632
         845,000     New Albany Plain LSD GO                                          5.000        12/01/25         863,184
       1,000,000     Oak Hills OH LSD GO                                              5.000        12/01/25       1,028,720
       1,000,000     Univ Cinti OH General Rcpts                                      4.750        06/01/26       1,002,320
       1,090,000     Fairborn OH CSD GO                                               5.000        12/01/26       1,124,368
       2,750,000     Little Miami OH LSD GO                                           5.000        12/01/26       2,837,834
       1,185,000     Delaware OH GO                                                   5.000        12/01/28       1,218,903
         900,000     Licking Heights OH LSD GO                                        6.400        12/01/28       1,100,043
                                                                                                               ------------
                     TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                       $ 67,980,457
                                                                                                               ------------

---------------------------------------------------------------------------------------------------------------------------
       PRINCIPAL                                                                     COUPON        MATURITY          MARKET
          AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES -- 3.8%                     RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$      1,600,000     Hamilton Co OH Hosp Fac Rev Adj (Health Alliance)
                        Ser F                                                         3.950        07/05/06    $  1,600,000
         500,000     Puerto Rico Commonwealth Govt Dev Bk Rev                         3.870        07/05/06         500,000
         600,000     Puerto Rico Elec Pwr Auth Tr Rcpts Ser
                        SGA 43                                                        3.960        07/05/06         600,000
                                                                                                               ------------
                     TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                               $  2,700,000
                                                                                                               ------------

                     TOTAL INVESTMENT SECURITIES -- 99.6%
                     (Amortized Cost $68,832,006)                                                              $ 70,680,457

                     OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                  313,165
                                                                                                               ------------

                     NET ASSETS -- 100.0%                                                                      $ 70,993,622
                                                                                                               ============

See accompanying notes to portfolios of investments and notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006
================================================================================

       PRINCIPAL     FIXED RATE REVENUE &                                            COUPON        MATURITY          MARKET
          AMOUNT     GENERAL OBLIGATION BONDS -- 21.9%                                 RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$      2,350,000     AMP OH Elect Rev BANS (Montpelier)                               3.000        07/06/06    $  2,350,000
         750,000     Glenwillow Vlg OH LTGO BANS                                      3.400        08/10/06         750,161
       3,250,000     Hillsboro OH CSD Sch Impt UTGO BANS                              4.000        08/16/06       3,253,015
       5,840,000     AMP OH Elect Rev BANS (Bryan)                                    3.500        08/18/06       5,842,638
       3,373,000     Jackson Co OH Var Purp LTGO BANS                                 4.000        09/07/06       3,377,004
       2,000,000     Canal Winchester OH LTGO BANS                                    4.650        10/13/06       2,004,469
       4,350,000     Obetz OH Var Purp UTGO BANS                                      5.900        10/13/06       4,381,187
       2,750,000     Harrison Twp OH Fire Dept LTGO BANS                              3.400        10/19/06       2,751,210
       4,280,000     Springboro OH Real Estate Acq Rev                                4.000        11/02/06       4,287,093
       3,500,000     Cuyahoga Heights OH UTGO BANS                                    4.000        11/15/06       3,506,404
       6,197,000     Deerfield Twp OH Var Purp LTGO BANS                              4.000        11/30/06       6,208,320
       1,780,000     AMP OH Elect Rev BANS (Brewster)                                 4.000        01/11/07       1,783,682
       2,000,000     OH Univ General Rcpts BANS                                       4.500        01/18/07       2,012,671
       2,020,000     Willard OH LTGO BANS                                             4.250        01/24/07       2,026,119
       2,500,000     Canal Winchester OH LTGO BANS                                    4.550        05/10/07       2,512,399
       4,225,000     Middletown OH CSD UTGO BANS                                      4.300        06/07/07       4,240,177
       4,950,000     Anderson Twp OH LTGO BANS                                        4.750        06/14/07       4,995,515
       1,450,000     Solon OH UTGO BANS                                               4.500        06/28/07       1,458,989
       1,425,000     AMP OH Elect Rev BANS (Newton Falls)                             4.250        06/29/07       1,427,984
       1,000,000     Columbiana OH Elect Sys Impt Rev BANS                            4.300        07/11/07       1,002,400
                                                                                                               ------------
                     TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                       $ 60,171,437
                                                                                                               ------------

---------------------------------------------------------------------------------------------------------------------------
       PRINCIPAL     FLOATING &                                                      COUPON        MATURITY          MARKET
          AMOUNT     VARIABLE RATE DEMAND NOTES -- 74.8%                               RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$      2,315,000     Cuyahoga Co OH IDR (S&R Playhouse Rlty)                          3.350        07/01/06    $  2,315,000
       1,450,000     Montgomery Co OH (Miami Valley Hosp)                             4.030        07/01/06       1,450,000
       6,900,000     OH St Air Quality Rev PCR (OH Edison)                            3.950        07/01/06       6,900,000
       2,585,000     OH St Wtr Dev Auth Rev (FirstEnergy) Ser A                       4.040        07/01/06       2,585,000
       1,500,000     Cleveland OH Waterworks Rev Ser B                                3.980        07/04/06       1,500,000
         830,000     Centerville OH Hlthcare (Bethany Luth Vlg)                       4.010        07/05/06         830,000
       3,000,000     Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126                       4.010        07/05/06       3,000,000
       1,630,000     Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn)                  4.040        07/05/06       1,630,000
         620,000     Erie Co OH IDR (Toft Dairy Inc)                                  4.040        07/05/06         620,000
       5,300,000     Franklin Co OH Hosp Rev (OH Hlth Corp)                           3.960        07/05/06       5,300,000
         270,000     Greene Co OH Hlth Facs (Greene Oaks)                             4.040        07/05/06         270,000
         665,000     Hamilton Co OH Hlth Facs (St Aloysius Orphanage)                 4.040        07/05/06         665,000
       2,090,000     Hamilton Co OH Hosp Facs Rev (Gamble)                            3.970        07/05/06       2,090,000
       1,400,000     Hamilton Co OH Hosp Facs Rev (Health Alliance) Ser B             3.950        07/05/06       1,400,000
         785,000     Hamilton Co OH Hosp Facs Rev (Health Alliance) Ser F             3.950        07/05/06         785,000
       3,900,000     Lake Co OH Hosp Facs Rev (Lake Hosp)                             4.050        07/05/06       3,900,000
       1,610,000     Lorain Co OH IDR (EMH Regl Med Ctr)                              4.040        07/05/06       1,610,000
       4,000,000     Middletown OH Dev Rev (Bishop HS)                                4.040        07/05/06       4,000,000
       2,000,000     Montgomery Co OH EDR (Dayton Art Inst)                           4.040        07/05/06       2,000,000
         425,000     OH St Wtr Dev Auth Rev (Purewater)                               3.980        07/05/06         425,000
       2,050,000     OH Wtr Dev Auth Rev (Timken Company)                             4.000        07/05/06       2,050,000
       2,000,000     Ohio St Air Qual Dev Auth Rev (FirstEnergy) Ser B                3.980        07/05/06       2,000,000
         250,000     Orrville OH Hosp Facs Rev (Orrville Hosp Fdtn)                   4.090        07/05/06         250,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

       PRINCIPAL     FLOATING & VARIABLE RATE                                        COUPON        MATURITY          MARKET
          AMOUNT     DEMAND NOTES -- 74.8% (CONTINUED)                                 RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$        200,000     Puerto Rico Commonwealth Govt Dev Bk Rev                         3.870        07/05/06    $    200,000
         200,000     Puerto Rico Elec Pwr Auth Tr Rcpts Ser SGA 43                    3.960        07/05/06         200,000
       3,400,000     ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH
                        CSD)                                                          4.010        07/06/06       3,400,000
       3,000,000     ABN AMRO MuniTOPS Ctfs Tr 2006-37                                4.010        07/06/06       3,000,000
       5,000,000     ABN AMRO MuniTOPS Ctfs Tr 2006-4                                 4.010        07/06/06       5,000,000
       2,440,000     Akron Bath Copley OH Hosp (Summa Hlth) B                         3.990        07/06/06       2,440,000
         700,000     Ashtabula Co OH Hosp (Ashtabula Co Med Ctr)                      3.990        07/06/06         700,000
       3,900,000     Athens Co OH Port Auth (Hsg OH Univ)                             4.020        07/06/06       3,900,000
         795,000     Butler Co OH Hlthcare Facs Rev (Lifesphere)                      3.980        07/06/06         795,000
       1,300,000     Butler Co OH Hosp Facs (Berkeley Sq Ret)                         4.030        07/06/06       1,300,000
       3,015,000     Butler Co OH Hosp Facs Rev (Middletown Regl Hosp)                3.990        07/06/06       3,015,000
       2,605,000     Cambridge OH Hosp Facs Rev (SE OH Regl Med)                      4.040        07/06/06       2,605,000
       2,000,000     Carroll Co OH Hlthcare Facs (St Johns Villa)                     4.040        07/06/06       2,000,000
         100,000     Cochocton Co OH Hosp (Echoing Hills Vlg)                         4.200        07/06/06         100,000
       1,300,000     Columbus OH Regl Arpt Auth Rev                                   3.990        07/06/06       1,300,000
       1,440,000     Cuyahoga Co OH Civic Facs (West Side Ecumenical)                 4.040        07/06/06       1,440,000
       1,470,000     Cuyahoga Co OH Hlth Facs Rev (Franciscan Cmntys)                 3.980        07/06/06       1,470,000
       5,160,000     Cuyahoga Co OH Cont Care Facs Rev                                3.970        07/06/06       5,160,000
       3,045,000     Delaware Co OH Hlth Facs (Sarah Moore Home)                      4.120        07/06/06       3,045,000
       1,990,000     Franklin Co OH EDR (Dominican Sisters)                           4.040        07/06/06       1,990,000
       1,400,000     Franklin Co OH Hlth Facs (Heinzerling Fndtn)                     4.100        07/06/06       1,400,000
         710,000     Franklin Co OH Hlth Facs (Lifeline Organ Procurement)            4.040        07/06/06         710,000
       4,385,000     Franklin Co OH Hlth Facs (Presbyterian)                          3.990        07/06/06       4,385,000
       2,000,000     Franklin Co OH Hosp Rev (Childrens Hosp)                         3.970        07/06/06       2,000,000
         875,000     Franklin Co OH IDR (OH Girl Scout Council)                       4.250        07/06/06         875,000
         650,000     Geauga Co OH Hlth Care Facs Rev (Heather Hill Inc)               3.970        07/06/06         650,000
         300,000     Hamilton Co OH EDR (Contemporary Arts Ctr)                       4.010        07/06/06         300,000
       4,185,000     Hamilton Co OH Hlth Care Facs Rev (Episcopal)                    3.970        07/06/06       4,185,000
       1,250,000     Hamilton Co OH Hosp (Beechwood Home)                             4.030        07/06/06       1,250,000
       2,000,000     Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 1997            3.970        07/06/06       2,000,000
       2,030,000     Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 2000            3.970        07/06/06       2,030,000
       1,080,000     Hamilton Co OH Hosp (Drake Ctr Inc)                              3.970        07/06/06       1,080,000
       6,315,000     Hamilton Co OH Sales Tax Fltr Ctfs Ser 356                       4.010        07/06/06       6,315,000
       2,944,000     Hamilton OH MFH Afford Hsg (Knollwood Vlg) A                     3.990        07/06/06       2,944,000
       2,553,000     Hancock Co OH MFH (Crystal Glen Apts) A                          3.990        07/06/06       2,553,000
       4,000,000     Henry Co OH Rev (Co Hosp)                                        4.040        07/06/06       4,000,000
       2,000,000     Jackson OH Hosp Facs Rev (Holzer Cons Hlth Sys)                  4.020        07/06/06       2,000,000
       3,330,000     Lima OH Hosp Facs (Lima Mem Hosp)                                4.040        07/06/06       3,330,000
         400,000     Lucas Co OH Hlth Facs (Lutheran Homes)                           4.010        07/06/06         400,000
          50,000     Lucas Co OH Hosp Rev (Sunshine Childrens Home)                   4.140        07/06/06          50,000
       5,000,000     Mahoning Co OH Hosp Facs Rev (Forum Health Oblig)                3.990        07/06/06       5,000,000
         695,000     Mahoning Co OH Hsg Rev (Youngstown St Univ)                      3.980        07/06/06         695,000
         445,000     Mahoning Co OH IDR (OH Heart Inst)                               4.250        07/06/06         445,000
         300,000     Marion Co OH Hosp Pooled Lease Rev                               3.990        07/06/06         300,000
       1,095,000     Mason OH TIF Rev (Central Parke of Mason)                        4.080        07/06/06       1,095,000
       1,700,000     Middleburg Hgts OH Hosp Rev (SW Gen Hlth)                        3.980        07/06/06       1,700,000
       1,080,000     Montgomery Co OH Hlth Facs (Cmnty Blood Ctr)                     4.200        07/06/06       1,080,000
       1,900,000     Montgomery Co OH Rev (St Vincent de Paul)                        4.000        07/06/06       1,900,000
       7,575,000     OH St Higher Ed Fac (Case Western)                               3.940        07/06/06       7,575,000
         900,000     OH St Higher Ed Fac Pooled Fin Rev (1997)                        4.050        07/06/06         900,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

       PRINCIPAL     FLOATING & VARIABLE RATE                                        COUPON        MATURITY          MARKET
          AMOUNT     DEMAND NOTES -- 74.8% (CONTINUED)                                 RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$      2,800,000     OH St Higher Ed Fac Pooled Fin Rev (1998)                        4.050        07/06/06    $  2,800,000
         400,000     OH St Higher Ed Fac Pooled Fin Rev (1999)                        4.050        07/06/06         400,000
       3,000,000     OH St Higher Ed Fac Pooled Fin Rev (2006)                        3.990        07/06/06       3,000,000
         200,000     OH St Higher Ed Rev (Malone College)                             4.040        07/06/06         200,000
       3,610,000     OH St Tpk Rev Fltr Ctfs Ser 71                                   4.010        07/06/06       3,610,000
       3,000,000     OH Univ Gen Rcpts Rev                                            3.990        07/06/06       3,000,000
       3,695,000     Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)                4.070        07/06/06       3,695,000
         750,000     Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)                4.150        07/06/06         750,000
       3,450,000     Puerto Rico Childrens Tr Fund Putter Ser 149                     4.010        07/06/06       3,450,000
       2,800,000     Puerto Rico Cmnwlth Hwy & Trans Auth Rev Ser 969                 3.970        07/06/06       2,800,000
       4,135,000     Sharonville OH IDR (Duke Rlty LP)                                4.060        07/06/06       4,135,000
       2,400,000     Summit Co OH Civic Facs Rev (YMCA)                               4.040        07/06/06       2,400,000
       1,350,000     Summit Co OH Hlth Facs (Evant Inc)                               4.090        07/06/06       1,350,000
       3,995,000     Univ of Akron Gen Rcpts Fltr Ctfs Ser 165                        4.010        07/06/06       3,995,000
       1,300,000     Univ of Akron Gen Rcpts Ser 2004                                 3.970        07/06/06       1,300,000
         505,000     Warren Co OH Hlthcare Facs Rev (Otterbien)                       3.900        07/06/06         505,000
       1,600,000     Warren Co OH IDR (Liquid Container)                              3.990        07/06/06       1,600,000
       1,305,000     Westlake OH EDR (Oaks Dev Co)                                    4.090        07/06/06       1,305,000
       4,720,000     Woodlawn OH EDR (Goodwill Inds)                                  4.030        07/06/06       4,720,000
       1,570,000     Miami Co OH Hosp Facs (Upper Vly Med Ctr)                        3.990        07/07/06       1,570,000
       5,700,000     Hamilton Co OH IDR (ADP)                                         3.750        07/15/06       5,700,000
                                                                                                               ------------
                     TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                               $206,067,000
                                                                                                               ------------

---------------------------------------------------------------------------------------------------------------------------
       PRINCIPAL                                                                     COUPON        MATURITY          MARKET
          AMOUNT     ADJUSTABLE RATE PUT BONDS -- 3.0%                                 RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$      3,040,000     Cuyahoga Co OH IDR (Halle Office Bldg)                           3.850        10/01/06    $  3,040,000
         860,000     Clermont Co OH EDR (John Q Hammons/Clermont Hills)               4.000        11/01/06         860,000
       1,675,000     McDonald Tax Exempt Mtge Trust                                   3.500        11/15/06       1,675,000
       2,155,000     Richland Co OH IDR (Mansfield Sq Ltd)                            3.950        11/15/06       2,155,000
         500,000     Gallia Co OH IDR (Jackson Pike Assoc)                            3.850        12/15/06         500,000
                                                                                                               ------------
                     TOTAL ADJUSTABLE RATE PUT BONDS                                                           $  8,230,000
                                                                                                               ------------

                     TOTAL INVESTMENT SECURITIES -- 99.7%
                     (Amortized Cost $274,468,437)                                                             $274,468,437

                     OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                                                  720,382
                                                                                                               ------------

                     NET ASSETS -- 100.0%                                                                      $275,188,819
                                                                                                               ============

               See accompanying notes to portfolios of investments
                       and notes to financial statements.

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006
================================================================================

       PRINCIPAL     FIXED RATE REVENUE &                                            COUPON        MATURITY          MARKET
          AMOUNT     GENERAL OBLIGATION BONDS -- 16.6%                                 RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$        100,000     Maricopa Co AZ Cmnty College Dist UTGO                           5.000        07/01/06    $    100,000
         100,000     Phoenix AZ UTGO                                                  5.300        07/01/06         100,000
         100,000     Puerto Rico Mun Fin Auth Rev                                     6.000        07/01/06         100,000
         400,000     AMP OH Elect Sys Rev BANS (Woodville Vlg)                        3.250        07/20/06         400,041
         550,000     AMP OH Elect Sys Rev BANS (Carey Vlg)                            3.400        08/03/06         550,122
         790,000     Rockwall TX ISD UTGO                                             4.000        08/15/06         789,961
         275,000     IL Ed Facs Auth Rev (Lewis Univ) Prerefunded @ 102               6.100        10/01/06         282,034
         500,000     Obetz OH Var Purp UTGO BANS                                      5.900        10/13/06         503,585
         375,000     AMP OH Elect Sys Rev BANS (Yellow Springs)                       4.000        11/02/06         375,498
         100,000     West Shore PA SD UTGO Prerefunded @ 100                          5.000        11/15/06         100,524
         200,000     Chicago IL Brd Ed UTGO Prerefunded @ 102                         6.000        12/01/06         205,793
         250,000     Summit Co OH LTGO                                                5.300        12/01/06         251,551
       1,000,000     Middlebury IN SBC Rev BANS                                       4.000        12/15/06         999,999
         750,000     Noblesville IN Rev BANS                                          3.750        01/01/07         750,000
         479,350     AMP OH Elect Sys Rev BANS (Milan Vlg)                            4.000        01/11/07         480,216
       1,000,000     Willard OH LTGO BANS                                             4.250        01/24/07       1,003,028
         700,000     Mentor on the Lake OH LTGO BANS                                  4.250        06/26/07         702,659
         420,000     Columbiana OH Elect Sys Impt Rev BANS                            4.300        07/11/07         421,008
                                                                                                               ------------
                     TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                       $  8,116,019
                                                                                                               ------------

---------------------------------------------------------------------------------------------------------------------------
       PRINCIPAL     FLOATING & VARIABLE RATE                                        COUPON        MATURITY          MARKET
          AMOUNT     DEMAND NOTES -- 76.7%                                             RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$      1,500,000     Alachua Co FL Hlth Facs Auth Rev (Shands Teaching Hosp)          4.020        07/01/06    $  1,500,000
       1,035,000     Arvada CO Wtr Sys Rev                                            3.550        07/01/06       1,035,000
       1,525,000     Broward Co FL Hlth Facs Rev (John Knox Vlg)                      4.100        07/01/06       1,525,000
       1,000,000     Carbon Co UT PCR (Pacificorp)                                    3.950        07/01/06       1,000,000
       1,000,000     Chester Co PA IDA Rev (Archdiocese Philadelphia)                 4.020        07/01/06       1,000,000
       1,300,000     Forsyth MT PCR (Pacificorp)                                      4.050        07/01/06       1,300,000
         740,000     Indianapolis IN MFH Rev (Nora Commons)                           4.140        07/01/06         740,000
         750,000     Jacksonville FL Elec Auth Rev                                    4.030        07/01/06         750,000
         600,000     Jacksonville FL Hlth Facs Hosp Rev (Baptist Med Ctr)             3.960        07/01/06         600,000
         500,000     Mo St Hlth & Ed Auth Rev (Cox Hlth Sys)                          4.050        07/01/06         500,000
         800,000     New York NY UTGO                                                 4.010        07/01/06         800,000
         800,000     OH St Air Quality Rev PCR (Ohio Edison)                          3.950        07/01/06         800,000
       1,355,000     Sarasota Co FL Pub Hosp (Sarasota Mem Hosp)                      4.050        07/01/06       1,355,000
         600,000     Tarrant Co TX Hlth Fac Rev (Cumberland Rest Inc)                 4.050        07/01/06         600,000
         400,000     Univ Athletic Assn Inc (FL Athletic Prog Rev)                    4.050        07/01/06         400,000
         500,000     Portland OR MFH Rev (South Pk Block)                             3.970        07/04/06         500,000
         200,000     Bloomington IL Normal Arpt Auth                                  4.200        07/05/06         200,000
         350,000     E-470 Pub Highway Auth CO Rev (Vehicle Reg Fee)                  4.000        07/05/06         350,000
         555,000     IL Dev Fin Auth IDR (Revcor Inc)                                 4.130        07/05/06         555,000
       1,400,000     Met Govt Nashville & Davidson Cnty TN IDR
                        (Spinnaker)                                                   3.980        07/05/06       1,400,000
         400,000     OH St Air Qlty Dev Auth Rev (Timken)                             3.950        07/05/06         400,000
         650,000     Orange Co FL HFA Rev (Sundown Assoc)                             4.010        07/05/06         650,000
       1,100,000     Scio Twp MI EDR (ADP Inc)                                        4.100        07/05/06       1,100,000
         600,000     Ulster Co NY IDA IDR (Viking Industries Inc) Ser A               4.110        07/05/06         600,000
         250,000     Akron Bath Copley OH Hosp (Visiting Nurse Svcs)                  4.090        07/06/06         250,000

TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

       PRINCIPAL     FLOATING & VARIABLE RATE                                        COUPON        MATURITY          MARKET
          AMOUNT     DEMAND NOTES -- 76.7% (CONTINUED)                                 RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$        500,000     Ames Higher Ed Facs Corp TX Rev (St Gabriels)                    4.020        07/06/06    $   $500,000
         115,000     Boulder CO Dev Rev (Humane Society)                              4.070        07/06/06         115,000
         240,000     CA Infra EDB IDR (Metrotile Mfg) Ser A                           4.200        07/06/06         240,000
         100,000     CA Statewide Cmntys IDR (American Modular Sys)                   4.050        07/06/06         100,000
         100,000     Catawba Co NC Ind Fac (Lucky 7 Dev Grp)                          4.130        07/06/06         100,000
         585,000     CO HFA EDR (Casarosa & Denver Gasket Inc)                        4.190        07/06/06         585,000
         500,000     Duchesne SD UT Bldg Auth Rev                                     4.020        07/06/06         500,000
         445,000     Eden Prairie MN MFH Rev (Lake Place Apts)                        4.070        07/06/06         445,000
         260,000     Eupora MS IDR (Plymouth Tube Co)                                 4.200        07/06/06         260,000
         280,000     Fargo ND CDR Rev (Kelly Inns Fargo)                              4.120        07/06/06         280,000
         300,000     Hanford CA Swr Rev Ser A                                         4.050        07/06/06         300,000
         200,000     IA Fin Auth Rev (Northcrest Inc)                                 4.070        07/06/06         200,000
         390,000     IA Fin Auth Rev (Regis Schs)                                     4.020        07/06/06         390,000
         200,000     IA Higher Ed Auth Rev (American Institute)                       4.070        07/06/06         200,000
         500,000     IN St Ed Facs Auth (Univ Evansville)                             4.050        07/06/06         500,000
         875,000     Indianapolis IN EDR (Pedcor Invts Waterfront-B)                  4.300        07/06/06         875,000
         225,000     Johnston Co NC IDA PCR (Inolex Chem Co)                          4.170        07/06/06         225,000
       1,000,000     LA HFA Rev (Walmsley Hsg)                                        4.020        07/06/06       1,000,000
         280,000     Lake Co IL Cmnty SD #73 Putter Ser 329                           4.040        07/06/06         280,000
         410,000     Lancaster NE IDR (Garner Inds) Ser B                             4.120        07/06/06         410,000
         100,000     Lemoore CA COP (Muni Golf Course)                                4.070        07/06/06         100,000
         300,000     MA St Ind Fin Agy Rev (Lower Mills Assoc LP)                     4.100        07/06/06         300,000
         240,000     Maricopa Co AZ IDA Hsg Rev (San Angelin Apts)                    4.270        07/06/06         240,000
          95,000     Montgomery Co OH EDR (Benjamin & Marian)                         4.040        07/06/06          95,000
         885,000     Oakland CA Liq Fac Rev (Assoc Bay Area Govt)                     4.050        07/06/06         885,000
       1,370,000     Ottawa Co OH Hosp Fac Rev (Luther Home of Mercy)                 4.090        07/06/06       1,370,000
       1,330,000     Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy)Ser 97          4.090        07/06/06       1,330,000
         800,000     Plymouth MN IDR (Scoville Press Inc)                             4.070        07/06/06         800,000
       1,470,000     Rev Bd Ctfs Ser 04-13 (Centennial East Apts)                     4.270        07/06/06       1,470,000
       1,000,000     Rev Bd Ctfs Ser 06-4 (Wildwood Branch)                           4.220        07/06/06       1,000,000
       1,040,000     Salina KS Rev (Salina Cent Mall LP-Dillards)                     4.200        07/06/06       1,040,000
         200,000     SC Jobs EDR (Hammond)                                            3.970        07/06/06         200,000
         640,000     St Charles Co MO IDA Rev (National Cart) Ser A                   4.120        07/06/06         640,000
         700,000     Storm Lake IA High Ed Facs Rev (Buena Vista)                     4.120        07/06/06         700,000
                                                                                                               ------------
                     TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                $37,585,000
                                                                                                               ------------

TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

       PRINCIPAL                                                                     COUPON        MATURITY          MARKET
          AMOUNT     ADJUSTABLE RATE PUT BONDS -- 8.5%                                 RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
$      1,125,000     Corpus Cristi TX IDC EDR (Texas Air Invt)                        3.450        08/01/06    $  1,124,802
         300,000     Summit Co OH IDR (SD Myers Inc)                                  4.000        08/15/06         300,000
         380,000     Dayton KY IBR (Patriot Signage Inc)                              3.750        09/01/06         380,000
         315,000     Summit Co OH IDR (Struktol Co America)                           4.100        09/01/06         315,000
          95,000     Cuyahoga Co OH IDR (Halle Office Bldg)                           3.850        10/01/06          95,000
         700,000     McDonald Tax Exempt Mtge Trust                                   3.500        11/15/06         700,000
         225,000     Newport KY IBR (Sumerel Tire)                                    3.900        12/01/06         225,000
       1,000,000     Westmoreland Co PA IDA (White Cons Inds)                         4.070        12/01/06       1,000,000
                                                                                                               ------------
                     TOTAL ADJUSTABLE RATE PUT BONDS                                                           $  4,139,802
                                                                                                               ------------
                     TOTAL INVESTMENT SECURITIES -- 101.8%
                     (Amortized Cost $49,840,821)                                                              $ 49,840,821

                     LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.8%)                                               (904,317)
                                                                                                               ------------

                     NET ASSETS -- 100.0%                                                                      $ 48,936,504
                                                                                                               ============

               See accompanying notes to portfolios of investments
                       and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2006
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2006.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CSD - City School District
EDB - Economic Development Bank
EDR - Economic Development Revenue
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation/Committee
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
SBC - School Building Corporation
SD - School District
TIF - Tax Increment Financing
UT - Unlimited Tax
UTGO - Unlimited Tax General Obligation

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees and Shareholders of Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Tax-Free Trust (consisting of Touchstone Florida Tax-Free Money Market Fund, Touchstone Ohio Insured Tax-Free Fund, Touchstone Ohio Tax-Free Money Market Fund, and Touchstone Tax-Free Money Market Fund) (the "Funds") as of June 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Tax-Free Trust at June 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP

Cincinnati, Ohio
August 11, 2006

PORTFOLIO COMPOSITION
JUNE 30, 2006 (UNAUDITED)
================================================================================

As of June 30, 2006, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 91.4% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of June 30, 2006, 19.7% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 1.2% in the State of Kentucky and 7.9% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2006, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 2006, 93.5% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 88.9% of its portfolio securities.

The concentration of investments for each Fund as of June 30, 2006, classified by revenue source, was as follows:
--------------------------------------------------------------------------------
                                       FLORIDA                OHIO
                                      TAX-FREE    OHIO      TAX-FREE   TAX-FREE
                                       MONEY    INSURED      MONEY      MONEY
                                       MARKET   TAX-FREE     MARKET     MARKET
                                        FUND      FUND        FUND       FUND
--------------------------------------------------------------------------------
General Obligations .............       1.1%       52.9%        5.1%        4.7%
                                      -----------------------------------------
Revenue Bonds:
    Industrial Development/
     Pollution Control ..........       9.4%         --         7.9%       21.9%
    Hospital/Health Care ........      23.4%       12.9%       30.2%       21.7%
    Utilities/Water & Sewer .....       4.0%        5.1%        8.3%       10.4%
    Education ...................      24.1%        7.2%       14.8%        9.7%
    Housing/Mortgage ............      22.0%        2.0%        5.6%        8.2%
    Economic Development ........        --          --        12.2%        8.7%
    Public Facilities ...........       8.9%         --         3.4%        1.8%
    Transportation ..............       0.9%        1.8%        1.4%        0.7%
    Special Tax .................        --          --         5.6%         --
    Miscellaneous ...............       6.2%       18.1%        5.5%       12.2%
                                      -----------------------------------------
Total Investments ...............     100.0%      100.0%      100.0%      100.0%
                                      =========================================
--------------------------------------------------------------------------------

OTHER ITEMS
JUNE 30, 2006 (UNAUDITED)
================================================================================

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

OTHER ITEMS
(CONTINUED)
================================================================================

                                                                                    EXPENSES PAID
                                        NET EXPENSE     BEGINNING        ENDING      DURING THE
                                            RATIO        ACCOUNT        ACCOUNT      SIX MONTHS
                                         ANNUALIZED       VALUE          VALUE          ENDED
                                          JUNE 30,      JANUARY 1,      JUNE 30,       JUNE 30,
                                            2006           2006           2006           2006*
------------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund
   Actual .........................           0.75%   $   1,000.00   $   1,012.80   $       3.74
   Hypothetical ...................           0.75%   $   1,000.00   $   1,021.08   $       3.76
Ohio Insured Tax-Free Fund
   Class A Actual .................           0.75%   $   1,000.00   $     996.10   $       3.71
   Class A Hypothetical ...........           0.75%   $   1,000.00   $   1,021.08   $       3.76
   Class C Actual .................           1.50%   $   1,000.00   $     992.40   $       7.41
   Class C Hypothetical ...........           1.50%   $   1,000.00   $   1,017.36   $       7.50
Ohio Tax-Free Money Market Fund
   Retail Class Actual ............           0.75%   $   1,000.00   $   1,013.00   $       3.74
   Retail Class Hypothetical ......           0.75%   $   1,000.00   $   1,021.08   $       3.76
   Institutional Class Actual .....           0.50%   $   1,000.00   $   1,014.30   $       2.50
   Institutional Class Hypothetical           0.50%   $   1,000.00   $   1,022.32   $       2.51
Tax-Free Money Market Fund ........                                                            .
   Class A Actual .................           0.89%   $   1,000.00   $   1,012.70   $       4.44
   Class A Hypothetical ...........           0.89%   $   1,000.00   $   1,020.38   $       4.46
   Class S Actual .................           1.15%   $   1,000.00   $   1,011.40   $       5.74
   Class S Hypothetical ...........           1.15%   $   1,000.00   $   1,019.09   $       5.76
------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

MANAGEMENT OF THE TRUST
(UNAUDITED)
================================================================================

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and principal officers and is available, without charge, upon request by calling 1.800.543.0407.

INTERESTED TRUSTEES(1):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF FUNDS
NAME                  POSITION(S)      TERM OF OFFICE(2)                                       OVERSEEN IN THE   OTHER
ADDRESS               HELD WITH        AND LENGTH OF        PRINCIPAL OCCUPATION(S)            TOUCHSTONE FUND   DIRECTORSHIPS
AGE                   TRUST            TIME SERVED          DURING PAST 5 YEARS                COMPLEX(3)        HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder      Trustee and      Until retirement at  Senior Vice President of The       54                Director of
Touchstone Advisors,  President        age 75 or until she  Western and Southern Life                            LaRosa's (a
Inc                                    resigns or is        Insurance Company. President                         restaurant chain).
303 Broadway                           removed              and a director of IFS Financial
Cincinnati, OH                                              Services, Inc. (a holding
Age: 51                                Trustee since 1999   company). She is a director of
                                                            Capital Analysts Incorporated
                                                            (an investment advisor and
                                                            broker- dealer), Integrated
                                                            Investment Services, Inc. (the
                                                            Trust's administrator,
                                                            accounting and transfer agent),
                                                            IFS Fund Distributors, Inc. (a
                                                            broker- dealer), Touchstone
                                                            Advisors, Inc. (the Trust's
                                                            investment advisor) and
                                                            Touchstone Securities, Inc.
                                                            (the Trust's distributor). She
                                                            is also President and a
                                                            director of IFS Agency
                                                            Services, Inc. (an insurance
                                                            agency), W&S Financial Group
                                                            Distributors, Inc. (an annuity
                                                            distributor) and IFS Systems,
                                                            Inc. She is Senior Vice
                                                            President and a director of W&S
                                                            Brokerage Services, Inc. (a
                                                            broker-dealer). She is a
                                                            director, President and Chief
                                                            Executive Officer of Integrity
                                                            Life Insurance Company and
                                                            National Integrity Life
                                                            Insurance Company. She is
                                                            President of Touchstone
                                                            Tax-Free Trust, Touchstone
                                                            Investment Trust, Touchstone
                                                            Variable Series Trust,
                                                            Touchstone Strategic Trust,
                                                            Costellation Funds and
                                                            Constellation Institutional
                                                            Portfolios. She was President
                                                            of Touchstone Advisors, Inc.,
                                                            and Touchstone Securities, Inc.
                                                            until 2004.
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett       Trustee          Until retirement at  Chairman of the Board,             32                Director of The
The Western and                        age 75 or until he   President and Chief Executive                        Andersons (an
Southern Life                          resigns or is        Officer of The Western and                           agribusiness and
Insurance Company                      removed              Southern Life  Insurance                             retailing
400 Broadway                                                Company, Western- Southern Life                      company);
Cincinnati, OH                         Trustee since 2002   Assurance Company and Western &                      Convergys
Age: 57                                                     Southern Financial Group, Inc.;                      Corporation (a
                                                            Director and Chairman of                             provider of
                                                            Columbus Life Insurance                              business support
                                                            Company; Fort Washington                             systems and
                                                            Investment Advisors, Inc.,                           customer care
                                                            Integrity Life Insurance                             operations) and
                                                            Company and National Integrity                       Fifth Third
                                                            Life Insurance Company;                              Bancorp.
                                                            Director of Eagle Realty Group,
                                                            Inc., Eagle Realty Investments,
                                                            Inc. and Integrated Investment
                                                            Services, Inc.; Director,
                                                            Chairman and CEO of WestAd,
                                                            Inc.; President and Trustee of
                                                            Western & Southern Financial
                                                            Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST
(CONTINUED)
================================================================================

INDEPENDENT
TRUSTEES(1):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF FUNDS
NAME                  POSITION(S)      TERM OF OFFICE(2)                                       OVERSEEN IN THE   OTHER
ADDRESS               HELD WITH        AND LENGTH OF        PRINCIPAL OCCUPATION(S)            TOUCHSTONE FUND   DIRECTORSHIPS
AGE                   TRUST            TIME SERVED          DURING PAST 5 YEARS                COMPLEX(3)        HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Richard L. Brenan     Trustee          Until retirement at  Retired Managing Partner of        32                Director of Wing
303 Broadway                           age 75 or until he   KPMG LLP (a certified public                         Eyecare Companies.
Cincinnati, OH                         resigns or is        accounting firm); Director of
Age: 61                                removed              The National Underwriter
                                                            Company (a publisher of
                                       Trustee since 2005   insurance and financial service
                                                            products) until 2003.
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox        Trustee          Until retirement at  President and Chief Executive      54                Director of the
303 Broadway                           age 75 or until he   Officer of Cox Financial Corp.                       Federal Reserve
Cincinnati, OH                         resigns or is        (a financial services company).                      Bank of Cleveland
Age: 58                                removed                                                                   and Duke Energy (a
                                                                                                                 utility company);
                                       Trustee since 1999                                                        Chairman of The
                                                                                                                 Cincinnati Bell
                                                                                                                 Telephone Company
                                                                                                                 LLC; Director of
                                                                                                                 The Timken Company
                                                                                                                 (a manufacturer of
                                                                                                                 bearings, alloy
                                                                                                                 steels and related
                                                                                                                 products and
                                                                                                                 services); Director
                                                                                                                 of Diebold,
                                                                                                                 Incorporated (a
                                                                                                                 provider of
                                                                                                                 integrated
                                                                                                                 self-service
                                                                                                                 delivery and
                                                                                                                 security systems).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner      Trustee          Until retirement at  Principal of HJL Enterprises (a    32                None
303 Broadway                           age 75 or until he   privately held investment
Cincinnati, OH                         resigns or is        company).
Age: 67                                removed

                                       Trustee since 1981
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann    Trustee          Until retirement at  Executive for Duro Bag             54                None
303 Broadway                           age 75 or until he   Manufacturing Co. (a bag
Cincinnati, OH                         resigns or is        manufacturer); President of
Age: 68                                removed              Shor Foundation for Epilepsy
                                                            Research (a charitable
                                       Trustee since 2005   foundation); Trustee of
                                                            Riverfront Funds (mutual funds)
                                                            from 1999 - 2004.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg   Trustee          Until retirement at  Retired Partner of KPMG LLP (a     54                Trustee of
303 Broadway                           age 75 or until he   certified public accounting                          Tri-Health
Cincinnati, OH                         resigns or is        firm). Vice President of St.                         Physician
Age: 71                                removed              Xavier High School.                                  Enterprise
                                                                                                                 Corporation.
                                       Trustee since 1999
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti       Trustee          Until retirement at  CEO, Chairman and Director of     32                 Director of QMed (a
303 Broadway                           age 75 or until he   Avaton, Inc. (a wireless                             health care
Cincinnati, OH                         resigns or is        entertainment company).                              management
Age: 58                                removed              President of Cincinnati                              company).
                                                            Biomedical (a life science and
                                       Trustee since 2002   economic development company).
                                                            CEO, Chairman and Director of
                                                            Astrum Digital Information (an
                                                            information monitoring company)
                                                            from 2000 until 2001; President
                                                            of Great American Life
                                                            Insurance Company from 1999
                                                            until 2000.
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor and an officer of affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor and an officer of other affiliates of the advisor and distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.
(3) The Touchstone Fund Complex consists of 4 series of the Trust, 8 series of Touchstone Strategic Trust, 5 series of Touchstone Investment Trust, 15 variable annuity series of Touchstone Variable Series Trust, 19 series of Constellation Funds and 3 series of Constellation Institutional Portfolios.
(4) Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust. Ms. McGruder and Messrs. Cox, Siekmann and Stautberg are also Trustees of Constellation Funds and Constellation Institutional Portfolios.

MANAGEMENT OF THE TRUST
(CONTINUED)
================================================================================

PRINCIPAL OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF FUNDS
NAME                  POSITION(S)      TERM OF OFFICE(1)                                       OVERSEEN IN THE   OTHER
ADDRESS               HELD WITH        AND LENGTH OF        PRINCIPAL OCCUPATION(S)            TOUCHSTONE FUND   DIRECTORSHIPS
AGE                   TRUST            TIME SERVED          DURING PAST 5 YEARS                COMPLEX(2)        HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder      President and    Until resignation,   See biography above.               54                See biography
Touchstone Advisors,  Trustee          removal or                                                                above.
Inc.                                   disqualification
303 Broadway
Cincinnati, OH                         President since
Age: 51                                2004; President from
                                       2000-2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch       Vice President   Until resignation,   Senior Vice                        54                None
Touchstone Advisors,  and Chief        removal or           President-Compliance of IFS
Inc.                  Compliance       disqualification     Financial Services, Inc.,
303 Broadway          Officer                               Director of Compliance of W&S
Cincinnati, OH                         Vice President since Brokerage Services, Inc.; Chief
Age: 49                                2003                 Compliance Officer of Puglisi &
                                                            Co. from 2001 until 2002.
------------------------------------------------------------------------------------------------------------------------------------
James H. Grifo        Vice President   Until resignation,   President of Touchstone            54                None
Touchstone                             removal or           Securities, Inc. and Touchstone
Securities, Inc.                       disqualification     Advisors, Inc.; Managing
303 Broadway                                                Director, Deutsche Asset
Cincinnati, OH                         Vice President since Management until 2001.
Age: 55                                2004
------------------------------------------------------------------------------------------------------------------------------------
William A. Dent       Vice President   Until resignation,   Senior Vice President of           54                None
Touchstone Advisors,                   removal or           Touchstone Advisors, Inc.;
Inc.                                   disqualification     Marketing Director of
303 Broadway                                                Promontory Interfinancial
Cincinnati, OH                         Vice President since Network from 2002-2003; Senior
Age: 42                                2004                 Vice President of McDonald
                                                            Investments from
                                                            1998 - 2001.
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft  Controller and   Until resignation,   Senior Vice President, Chief       54                None
Touchstone            Treasurer        removal or           Financial Officer and Treasurer
Advisors, Inc.                         disqualification     of Integrated Investment
303 Broadway                                                Services, Inc., IFS Fund
Cincinnati, OH                         Controller since     Distributors, Inc. and W&S
Age: 43                                2000                 Brokerage Services, Inc. She is
                                                            Chief Financial Officer of IFS
                                       Treasurer since      Financial Services, Inc.,
                                       2003                 Touchstone Advisors, Inc. and
                                                            Touchstone Securities, Inc. and
                                                            Assistant Treasurer of Fort
                                                            Washington Investment Advisors,
                                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton         Secretary        Until resignation,   Director and Senior Counsel of     54                None
Integrated Investment                  removal or           Integrated Investment Services,
Services, Inc.                         disqualification     Inc. and IFS Fund Distributors,
303 Broadway                                                Inc.
Cincinnati, OH                         Secretary since 2006
Age: 36
------------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Funds and Constellation Institutional Portfolios.
(2) The Touchstone Fund Complex consists of 4 series of the Trust, 8 series of Touchstone Strategic Trust, 5 series of Touchstone Investment Trust, 15 variable annuity series of Touchstone Variable Series Trust, 19 series of Constellation Funds and 3 series of Constellation Institutional Portfolios.

                                                                            47
ITEM 2.  CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. Audit fees totaled approximately $57,900 for the June 30, 2006 fiscal year and approximately $55,000 for the June 30, 2005 fiscal year, including fees associated with the annual audit and filings of Form N-1A and N-SAR.

(b) Audit-Related Fees. Audit-Related fees totaled approximately $109,400 for the June 30, 2006 fiscal year and approximately $113,200 for the June 30, 2005 fiscal year and consisted of SAS 70 internal control reviews of the registrant's fund accountant and transfer agent.

(c) Tax Fees. Tax fees totaled approximately $10,800 for the June 30, 2006 fiscal year and $13,500 for the June 30, 2005 fiscal year and consisted of fees for tax compliance services and tax consultation services.

(d) All Other Fees. There were no fees for all other services during the June 30, 2006 or June 30, 2005 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser (excluding its sub-advisor) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were approximately $212,100 for the fiscal year ended June 30, 2006 and $218,900 for the fiscal year ended June 30, 2005.

(h) Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's June 30, 2004 N-CSR and is hereby incorporated by reference.
(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.
(b)       Certifications required by Item 11(b)of Form N-CSR are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust
             -------------------------

By (Signature and Title)

/s/ Jill T. McGruder
--------------------
Jill T. McGruder
President

Date: September 7, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------
Jill T. McGruder
President

Date: September 7, 2006

/s/ Terrie A. Wiedenheft
------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: September 7, 2006